UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2720

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Michigan Municipal Income Fund

(formerly Spartan® Michigan Municipal Income Fund)

September 30, 2005

1.807731.101 MIR-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 96.5%
		Principal	Value
		Amount
Michigan – 95.7%
Anchor Bay School District 2000 School Bldg. & Site
Series III, 5.25% 5/1/31 (b)		$9,300,000	$9,795,411
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)		1,405,000	1,506,216
5% 3/1/18 (MBIA Insured)		1,440,000	1,541,405
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier
Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to
Maturity) (e)		3,016,000	3,878,998
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)		1,725,000	1,147,142
Birmingham County School District Series II, 5.25%
11/1/19 (Pre-Refunded to 11/1/10 @ 100) (e)		1,200,000	1,307,856
Brighton Area School District Livingston County Series II,
0% 5/1/15 (AMBAC Insured)		10,000,000	6,673,600
Byron Ctr. Pub. Schools 5.5% 5/1/16		1,055,000	1,150,815
Caladonia Cmnty. Schools Counties of Kent, Allegan
and Barry:
5.25% 5/1/17		1,370,000	1,490,218
5.25% 5/1/18		1,100,000	1,192,774
Carman-Ainsworth Cmnty. School District:
5% 5/1/14 (FSA Insured)		1,765,000	1,918,679
5% 5/1/16 (FSA Insured)		1,000,000	1,082,160
5% 5/1/17 (FSA Insured)		2,065,000	2,224,418
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (e)		1,755,000	1,961,616
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)		1,850,000	2,067,801
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)		2,060,000	2,302,524
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e)		2,175,000	2,431,063
Carrier Creek Drainage District #326 5% 6/1/16
(AMBAC Insured)		1,620,000	1,754,023
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA
Insured)		1,675,000	1,804,310
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11
@ 100) (e)		1,000,000	1,102,660
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)		1,125,000	1,257,446
Clarkston Cmnty. Schools:
5.25% 5/1/29		5,000,000	5,337,350
5.375% 5/1/21		1,950,000	2,143,655
5.375% 5/1/22		1,150,000	1,264,207
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	.	1,000,000	1,081,330
Constantine Pub. Schools:
5% 5/1/25		560,000	585,407
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (e)		1,690,000	1,843,131
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)	.	1,220,000	1,368,413

Quarterly Report 2

Municipal Bonds continued
	Principal	Value
	Amount
Michigan – continued
Constantine Pub. Schools: – continued
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (e)	$1,245,000	$1,396,454
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (e)	1,245,000	1,396,454
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)	1,250,000	1,402,063
Crawford AuSable School District (School Bldg. & Site
Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to
5/1/11 @ 100) (e)	1,100,000	1,223,849
Detroit City School District:
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,666,800
Series A:
5.5% 5/1/11 (FSA Insured)	2,000,000	2,208,300
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e) .	1,500,000	1,671,930
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e) .	3,015,000	3,383,162
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (e) .	1,000,000	1,114,620
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e) .	2,000,000	2,244,220
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (e) .	3,050,000	3,399,591
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,370,517
Detroit Convention Facilities Rev. (Cobo Hall Expansion
Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,244,500
5% 9/30/12 (MBIA Insured)	3,000,000	3,257,370
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC
Insured)	4,525,000	4,834,103
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc.
Insured)	1,430,000	1,530,372
Series B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,161,900
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,836,072
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,650,990
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,371,900
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA
Insured) (c)	10,000,000	10,568,400
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,684,215
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,348,660
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,731,929
Series A:
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (e) .	3,675,000	4,025,705
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,415,604

3 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount
Michigan – continued
Detroit Wtr. Supply Sys. Rev.: – continued
Series A:
5.875% 7/1/29 (Pre Refunded to 1/1/10 @ 101) (e)		$3,085,000	$3,424,813
Series B:
5.25% 7/1/17 (MBIA Insured)		2,760,000	3,002,825
5.5% 7/1/33 (FGIC Insured)		10,000,000	10,852,100
6.5% 7/1/15 (FGIC Insured)		6,025,000	7,272,898
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility
Sumitomo Bank Lease Fin., Inc. (SBLF))		1,955,000	2,077,637
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27 (Pre-Refunded to
5/1/10 @ 100) (e)		1,195,000	1,302,586
5.375% 5/1/19 (Pre-Refunded to 5/1/10 @ 100) (e)		1,000,000	1,090,030
East China School District 5.5% 5/1/17 (Pre-Refunded
to 11/1/11 @ 100) (e)		1,775,000	1,973,782
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)		1,425,000	1,530,721
5% 5/1/17 (FSA Insured)		1,985,000	2,124,823
5.5% 5/1/17		1,690,000	1,828,597
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)		2,230,000	2,401,086
5.625% 6/1/30 (FGIC Insured)		1,250,000	1,354,200
Farmington Pub. School District 5% 5/1/18 (FSA
Insured)		4,500,000	4,814,190
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)		1,775,000	1,916,059
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)		1,255,000	1,347,996
5% 10/1/17 (MBIA Insured)		1,320,000	1,411,634
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (e)	.	1,000,000	1,109,180
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (e)	.	1,030,000	1,142,455
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)		1,055,000	1,138,187
5% 5/1/17 (FSA Insured)		1,615,000	1,739,678
Garden City School District:
5% 5/1/14 (FSA Insured)		1,210,000	1,315,355
5% 5/1/17 (FSA Insured)		1,390,000	1,491,595
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)		1,355,000	1,448,495
5% 5/1/18 (MBIA Insured)		1,505,000	1,600,267
Gibraltar School District:
5% 5/1/16 (FSA Insured)		1,230,000	1,320,909

Quarterly Report 4

Municipal Bonds continued
		Principal	Value
		Amount
Michigan – continued
Gibraltar School District: – continued
5% 5/1/17 (FSA Insured)		$1,230,000	$1,314,870
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (e)		1,200,000	1,345,980
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (e)		1,200,000	1,345,980
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC
Insured)		1,000,000	1,100,490
Grand Rapids Downtown Dev. Auth. Tax Increment Rev.
0% 6/1/11 (MBIA Insured)		3,160,000	2,539,913
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC
Insured)		2,000,000	2,225,720
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC
Insured)		1,500,000	1,535,910
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)		1,100,000	1,181,301
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)		1,130,000	952,183
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)		1,000,000	1,073,910
Huron School District 5.625% 5/1/16 (FSA Insured)		1,050,000	1,149,803
Huron Valley School District:
0% 5/1/10 (FGIC Insured)		2,500,000	2,106,600
0% 5/1/11 (FGIC Insured)		5,830,000	4,703,644
0% 5/1/12 (FGIC Insured)		1,420,000	1,095,274
5.25% 5/1/16		2,450,000	2,676,748
5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (e)	.	2,525,000	2,807,775
Ingham, Eaton and Clinton Counties Lansing School
District:
5% 5/1/19		4,450,000	4,733,599
5% 5/1/20		1,000,000	1,060,020
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13		3,685,000	4,222,715
(Spectrum Health Proj.) Series A:
5.375% 1/15/11		2,420,000	2,539,258
5.375% 1/15/12		2,505,000	2,635,235
L’Anse Creuse Pub. Schools:
5.375% 5/1/18		1,000,000	1,100,100
5.375% 5/1/20		1,000,000	1,100,100
Lake Orion Cmnty. School District 5.25% 5/1/27
(Liquidity Facility Sumitomo Bank Lease Fin., Inc.
(SBLF))		1,150,000	1,220,725
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	.	3,000,000	2,304,840
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to
11/1/11 @ 100) (e)		1,050,000	1,167,590
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)		1,100,000	1,144,583
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)		8,480,000	3,164,312

5			Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Michigan – continued
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series III, 5%
10/15/10 (MBIA Insured)	$1,000,000	$1,076,240
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,610,907
5.25% 5/15/16 (Pre-Refunded to 5/15/12
@ 100) (e)	3,850,000	4,249,207
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,284,820
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25%
11/1/12	2,665,000	3,016,647
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W,
4.875% 9/1/10 (AMBAC Insured) (d)	3,000,000	3,110,370
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11 (c)	2,035,000	2,172,607
6% 11/15/19 (Pre-Refunded to 11/15/09
@ 101) (e)	10,645,000	11,838,500
6.125% 11/15/26 (Pre-Refunded to 11/15/09
@ 101) (e)	3,070,000	3,428,822
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	490,058
5.5% 3/1/14	1,300,000	1,394,120
5.5% 3/1/15	1,985,000	2,125,260
(Daughters of Charity Health Sys. Proj.) 5.5%
11/1/05 (Escrowed to Maturity) (e)	520,000	521,066
(Genesys Reg’l. Med. Hosp. Proj.) Series A, 5.3%
10/1/11 (Escrowed to Maturity) (e)	1,000,000	1,050,070
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,173,200
Series A, 6% 11/15/19	1,945,000	2,086,888
6% 9/1/12 (AMBAC Insured)	1,500,000	1,708,485
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to
Maturity) (e)	2,500,000	2,554,125
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (e)	2,195,000	2,249,107
5.375% 8/15/26 (Escrowed to Maturity) (e)	2,450,000	2,503,043
6% 8/15/08 (Escrowed to Maturity) (e)	1,130,000	1,170,059
6% 8/15/10 (Escrowed to Maturity) (e)	1,265,000	1,312,273
Series R, 5.375% 8/15/16 (Escrowed to
Maturity) (e)	2,500,000	2,556,275
(MidMichigan Health Obligated Group Prog.) Series
2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,175,620
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,255,510

Quarterly Report 6

Municipal Bonds continued
	Principal	Value
	Amount
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6%
5/15/09 (Escrowed to Maturity) (e)	$1,710,000	$1,873,835
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375%
8/15/14 (Escrowed to Maturity) (e)	570,000	601,094
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,539,281
5.625% 11/15/31	4,500,000	4,757,265
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,689,928
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12
(FSA Insured)	7,300,000	7,877,284
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/07 (FGIC Insured)	5,340,000	4,988,895
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,021,660
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	2,817,353
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,018,122
7.5% 11/1/09 (AMBAC Insured)	20,000	20,073
Series C, 5% 5/1/11	2,085,000	2,247,505
5% 10/1/23	5,000,000	5,261,200
5.375% 10/1/19	1,980,000	2,177,485
Michigan Strategic Fund Exempt Facilities Rev. (Waste
Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (c)(d)	3,000,000	3,001,980
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison
Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,000,000	1,060,650
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,419,758
7% 5/1/21 (AMBAC Insured)	8,520,000	11,099,856
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (c)(d)	2,175,000	2,177,762
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,873,581
5.5% 11/1/16	3,000,000	3,419,460
5.25% 10/1/16 (FSA Insured)	3,000,000	3,270,540
Michigan Trunk Line Fund Series B, 5% 9/1/15 (FSA
Insured)	5,000,000	5,461,050
Mona Shores School District 6.75% 5/1/10 (FGIC
Insured)	2,220,000	2,533,397

7 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Michigan – continued
Montague Pub. School District:
5.5% 5/1/16	$1,005,000	$1,095,701
5.5% 5/1/17	1,005,000	1,093,993
5.5% 5/1/19	1,090,000	1,182,835
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,513,466
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,407,950
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (e) .	1,000,000	1,111,990
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,263,140
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,683,812
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,272,184
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,649,028
5% 5/1/16 (FSA Insured)	1,475,000	1,584,017
5% 5/1/17 (FSA Insured)	3,675,000	3,946,399
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	307,147
5.5% 4/1/15 (FGIC Insured)	170,000	182,949
Northwestern Michigan College Gen. Oblig. 5% 4/1/14
(AMBAC Insured)	2,000,000	2,172,740
Oakland Univ. Rev. 5% 5/15/12 (AMBAC Insured)	1,020,000	1,103,314
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,928,300
0% 5/1/13 (MBIA Insured)	1,700,000	1,250,197
Ovid-Elsie Area Schools Counties of Clinton, Shawassee,
Saginaw and Gratiot 5% 5/1/18	1,515,000	1,606,521
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,549,062
5% 5/1/16 (MBIA Insured)	1,945,000	2,104,801
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,122,340
5% 5/1/16 (FSA Insured)	1,025,000	1,113,468
5.5% 5/1/14	1,000,000	1,111,080
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (e) .	1,000,000	1,118,330
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond
Ln. Fund)	1,975,000	1,809,120
5.25% 5/1/16	1,175,000	1,285,098
5.25% 5/1/17	2,125,000	2,314,465
5.25% 5/1/18	2,175,000	2,354,894

Quarterly Report 8

Municipal Bonds continued
	Principal	Value
	Amount
Michigan – continued
Reese Pub. Schools School District (School Bldg. & Site
Proj.) 5.5% 5/1/30 (Pre-Refunded to 5/1/10
@ 100) (e)	$2,140,000	$ 2,343,942
Riverview Cmnty. School District:
5% 5/1/14	905,000	984,486
5% 5/1/15	955,000	1,031,620
5% 5/1/17	1,000,000	1,071,940
5% 5/1/18	1,000,000	1,067,450
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,250,989
5% 5/1/19 (MBIA Insured)	1,000,000	1,096,220
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,085,780
5.5% 1/1/14	4,000,000	4,101,280
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,476,448
5% 4/1/19 (AMBAC Insured)	1,475,000	1,575,905
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded
to 11/1/11 @ 100) (e)	1,065,000	1,184,269
South Haven Pub. Schools:
5% 5/1/21 (FSA Insured)	1,450,000	1,530,301
5% 5/1/22 (FSA Insured)	1,350,000	1,425,668
South Lyon Cmnty. Schools (School Bldg. and Site Prog.)
5.25% 5/1/15 (FGIC Insured)	1,000,000	1,093,700
South Redford School District:
5% 5/1/16 (MBIA Insured)	1,125,000	1,212,784
5% 5/1/19 (MBIA Insured)	1,000,000	1,067,370
Southfield Library Bldg. Auth. 5.5% 5/1/21
(Pre-Refunded to 5/1/10 @ 100) (e)	1,425,000	1,560,803
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,114,944
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,111,449
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,110,055
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank
Lease Fin., Inc. (SBLF))	1,025,000	1,108,661
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	3,021,832
5.25% 5/1/25 (FSA Insured)	6,500,000	7,001,410

9		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount
Michigan – continued
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC
Insured)		$4,900,000	$5,065,375
Stockbridge Cmnty. Schools 5.625% 5/1/26
(Pre-Refunded to 5/1/10 @ 100) (e)		1,435,000	1,579,318
Taylor City Bldg. Auth. County of Wayne Bldg. Auth.
Pub. Facilities:
5% 10/1/21 (MBIA Insured)		1,735,000	1,835,613
5% 10/1/23 (MBIA Insured)		1,920,000	2,027,328
Tecumseh Pub. Schools 5.5% 5/1/30 (Pre-Refunded to
5/1/10 @ 100) (e)		1,250,000	1,369,125
Troy School District:
5% 5/1/13 (MBIA Insured) (a)		1,000,000	1,063,140
5% 5/1/15		2,135,000	2,306,291
5% 5/1/15 (MBIA Insured) (a)		1,000,000	1,069,060
5% 5/1/16 (MBIA Insured) (a)		1,000,000	1,067,770
Utica Cmnty. Schools:
5% 5/1/17		3,000,000	3,209,400
5.25% 5/1/15		725,000	795,093
5.375% 5/1/16		2,250,000	2,492,145
5.5% 5/1/17		1,000,000	1,114,400
Warren Consolidated School District 5.375% 5/1/16
(FSA Insured)		2,350,000	2,559,597
Waverly Cmnty. School District:
5% 5/1/11 (FSA Insured)		1,000,000	1,078,990
5% 5/1/17 (FSA Insured)		3,090,000	3,315,848
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (e)	.	1,000,000	1,105,840
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (e)	.	1,000,000	1,105,840
Wayne Charter County Arpt. Rev. (Detroit Metropolitan
Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12
(MBIA Insured) (d)		2,500,000	2,635,800
Wayne Charter County Gen. Oblig. Series 2001 A,
5.5% 12/1/17 (MBIA Insured)		1,000,000	1,084,350
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC
Insured)		850,000	876,886
Whitehall District Schools 5.5% 5/1/15		1,000,000	1,093,080
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18
(FGIC Insured)		1,000,000	1,071,450
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)		1,875,000	2,012,044
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (e)		1,630,000	1,807,621
Woodhaven-Brownstown School District County of
Wayne:
5.375% 5/1/16		1,710,000	1,877,802

Quarterly Report 10

Municipal Bonds continued
	Principal	Value
	Amount
Michigan – continued
Woodhaven-Brownstown School District County of
Wayne: – continued
5.375% 5/1/18 (FSA Insured)	$1,875,000	$ 2,038,444
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,148,543
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,719,784
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,782,508
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,200,507
5% 5/1/17 (FGIC Insured)	1,500,000	1,615,800
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,150,811
		558,401,127

Puerto Rico 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,651,300
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (e)	850,000	933,283
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5%
7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,148,510
		4,733,093

TOTAL MUNICIPAL BONDS
(Cost $542,705,421)		563,134,220

11 Quarterly Report

Investments (Unaudited) continued

Municipal Notes 0.9%
		Principal	Value
		Amount
Michigan – 0.9%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp.
Proj.) Series 1988 A, 5.25%, VRDN (c)
(Cost $5,000,000)		5,000,000	$ 5,000,000

TOTAL INVESTMENT PORTFOLIO 97.4%
(Cost $547,705,421)			568,134,220

NET OTHER ASSETS – 2.6%			15,110,915

NET ASSETS 100%		$ 583,245,135

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold
Treasury Contracts
80 U.S. Treasury 10-Year Bond Contracts	Dec. 2005	$ 8,793,750	$ 49,692
The face value of futures sold as a percentage of net assets – 1.5%

Security Type Abbreviation

VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $2,843,829.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (e) Security collateralized by an amount sufficient to pay interest and principal.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $547,643,416. Net unrealized appreciation aggregated $20,490,804, of which $22,381,950 related to appreciated investment securities and $1,891,146 related to depreciated investment securities.

Quarterly Report 12

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

13 Quarterly Report

Quarterly Holdings Report for Fidelity® Minnesota Municipal Income Fund

(formerly Spartan® Minnesota Municipal Income Fund)

September 30, 2005

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 99.0%
	Principal	Value
	Amount
Minnesota – 94.7%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	$1,880,000	$ 1,990,469
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10
@ 100) (c)	3,950,000	4,315,059
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,885,000	4,271,519
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,155,269
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,941,461
Brooklyn Ctr. Independent School District #286 5.1%
2/1/31 (FGIC Insured)	6,000,000	6,252,780
Cambridge Independant School District #911 Gen.
Oblig. (Minnesota School District Prog.) Series C, 5%
4/1/14 (MBIA Insured)	1,200,000	1,307,280
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,050,370
Series A, 5% 2/1/19 (FSA Insured)	580,000	613,083
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,171,580
5.25% 10/1/25	1,215,000	1,303,841
Duluth Econ. Dev. Auth. Health Care Facilities Rev.
(Benedictine Health Sys. St. Mary’s) 5.25% 2/15/28 .	2,350,000	2,436,739
Elk River Independent School District #728 Series A, 5%
2/1/17 (FGIC Insured)	2,000,000	2,159,680
Hastings Independent School District #200 Series A, 5%
2/1/22 (Pre-Refunded to 2/1/08 @ 100) (c)	4,750,000	4,943,990
Hopkins Independent School District #270:
5% 2/1/11	1,250,000	1,343,413
5% 2/1/16 (FGIC Insured)	1,350,000	1,439,438
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,088,719
Jackson County Central Independent School District
#2895 5% 2/1/21 (FSA Insured)	1,220,000	1,283,318
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,124,153
5% 4/1/16 (FSA Insured)	2,065,000	2,223,799
5% 4/1/17 (FSA Insured)	2,165,000	2,322,720
5% 4/1/18 (FSA Insured)	1,260,000	1,347,570
Lakeville Independent School District #194 Series A, 5%
2/1/22 (FGIC Insured)	1,000,000	1,057,670
Mankato Independent School District #77 Series A, 5%
2/1/12 (FSA Insured)	1,605,000	1,688,043
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17
(Pre-Refunded to 2/1/07 @ 100) (c)	1,120,000	1,150,632

15		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Minnesota – continued
Metropolitan Council Minneapolis-Saint Paul
Metropolitan Area Series 2004 A:
5% 9/1/07	$1,350,000	$1,400,882
5% 9/1/12	875,000	954,310
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	852,416
6% 12/1/19	2,915,000	3,239,964
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18
(AMBAC Insured)	4,500,000	4,511,610
Minneapolis & Saint Paul Metropolitan Arpts.
Commission Series 13, 5.25% 1/1/11 (b)	2,840,000	3,010,769
Minneapolis & Saint Paul Metropolitan Arpts.
Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,494,779
Series 2000 A, 5.75% 1/1/32 (Pre-Refunded to
1/1/10 @ 101) (c)	1,000,000	1,107,340
Series 2001 C:
5.25% 1/1/32 (FGIC Insured)	1,020,000	1,074,733
5.5% 1/1/16 (FGIC Insured)	2,500,000	2,724,800
Series A:
5% 1/1/19 (AMBAC Insured)	4,000,000	4,171,080
5% 1/1/35 (AMBAC Insured)	3,000,000	3,119,070
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	3,475,000	3,639,889
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,459,453
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,070,870
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.)
5.125% 7/1/21	1,250,000	1,310,288
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,696,665
0% 9/1/08 (MBIA Insured)	4,600,000	4,164,794
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125%
10/1/20	2,565,000	2,672,833
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6%
11/15/18	2,655,000	2,965,051
(Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,356,967
Series D, 5% 11/15/34 (AMBAC Insured)	1,500,000	1,569,000
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.)
Series 1997 A, 5.25% 12/1/24	1,900,000	1,956,411

Quarterly Report 16

Municipal Bonds continued
		Principal	Value
		Amount
Minnesota – continued
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)		$2,000,000	$2,152,020
5% 2/1/15 (MBIA Insured)		1,020,000	1,093,491
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13 (Pre-Refunded to 2/1/07
@ 100) (c)		2,575,000	2,638,809
5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to
2/1/09 @ 100) (c)		1,305,000	1,396,272
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care
Sys. Proj.) Series A:
6.375% 11/15/29		90,000	100,833
6.375% 11/15/29 (Pre-Refunded to 11/15/10
@ 101) (c)		2,940,000	3,377,766
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (b)		900,000	905,931
5% 8/1/16		3,500,000	3,741,465
5% 8/1/18		10,775,000	11,574,393
5.2% 5/1/07		3,750,000	3,798,300
5.25% 8/1/13		755,000	810,515
5.5% 6/1/17		2,150,000	2,325,462
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12		2,000,000	2,052,700
Series 5B, 5.95% 10/1/19		600,000	638,418
(Saint John’s Univ. Proj.):
Series 4L, 5.4% 10/1/22 (Pre-Refunded to
10/1/07 @ 100) (c)		3,500,000	3,663,065
5% 10/1/08		1,000,000	1,043,950
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17	.	1,500,000	1,546,740
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	.	2,500,000	2,714,475
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. 5%
3/1/16		295,000	301,702
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14		590,000	640,722
5.6% 6/1/15		590,000	643,035
5.65% 6/1/16		625,000	681,394
5.7% 6/1/17		900,000	984,339
5.75% 6/1/18		975,000	1,068,444
5.75% 6/1/19		1,050,000	1,150,160
5.8% 6/1/20		1,000,000	1,097,520
5.875% 6/1/22		2,425,000	2,668,131

17 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Minnesota – continued
Mounds View Independent School District #621 Series
2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11
@ 100) (c)	$3,000,000	$3,265,560
Northeast Metropolitan Intermediate School District
#916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,056,460
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,500,000	1,609,320
5.375% 1/1/14 (FSA Insured)	8,500,000	9,149,060
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	2,625,000	2,807,831
Series A:
5.75% 2/1/11	2,420,000	2,670,857
5.75% 2/1/12	3,100,000	3,415,549
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,942,472
Series B, 5% 2/1/13	2,000,000	2,112,700
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	773,035
5% 1/1/13 (AMBAC Insured)	800,000	868,648
5% 1/1/15 (AMBAC Insured)	715,000	768,346
Prior Lake Ind. School District #719 Series 2000, 5.5%
2/1/15 (FSA Insured)	1,500,000	1,618,035
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,644,291
Robbinsdale Independent School District #281:
5% 2/1/09	2,035,000	2,148,166
5% 2/1/16 (FSA Insured)	3,425,000	3,651,906
5% 2/1/17 (FSA Insured)	2,535,000	2,694,147
5% 2/1/18 (FSA Insured)	2,520,000	2,670,973
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	5,022,175
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,077,650
5.9% 11/15/09	1,000,000	1,097,940
Roseville Independent School District #623 (School
District Cr. Enhancement Prog.) Series A, 5% 2/1/15
(FSA Insured)	1,015,000	1,080,183
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group
Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,685,636
5.875% 5/1/30 (FSA Insured)	4,000,000	4,401,880
6.25% 5/1/20 (FSA Insured)	2,760,000	3,089,158
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp.
Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,018,480

Quarterly Report 18

Municipal Bonds continued
	Principal	Value
	Amount
Minnesota – continued
Saint Louis Park Health Care Facilities Rev. (Park Nicollet
Health Services Proj.) Series B, 5.5% 7/1/25	$2,000,000	$ 2,140,060
Saint Louis Park Independent School District #283:
5.65% 2/1/16 (Pre-Refunded to 2/1/09 @ 100) (c) .	2,630,000	2,826,277
5.75% 2/1/20 (Pre-Refunded to 2/1/09 @ 100) (c) .	3,765,000	4,057,729
Saint Michael Independent School District #885 5%
2/1/27 (FSA Insured)	7,000,000	7,291,900
Saint Paul Hsg. & Redev. Auth. Health Care Facilities
Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,272,913
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast
Proj.) 6% 11/15/30	2,000,000	2,148,800
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,152,718
Series A, 5% 2/1/17 (FSA Insured)	220,000	235,708
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,115,702
5% 2/1/17 (FSA Insured)	1,300,000	1,408,680
5% 2/1/18 (FSA Insured)	395,000	421,903
Series C, 5% 2/1/21	1,000,000	1,057,610
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5%
2/1/08 (Escrowed to Maturity) (c)	2,500,000	2,599,250
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A,
5.75% 5/1/25	2,000,000	2,008,060
Series 2003 11, 5.25% 12/1/20	3,000,000	3,249,930
Series 2003 12, 5.25% 12/1/18	3,685,000	4,018,714
Shakopee Health Care Facilities Rev. (Saint Francis Reg’l.
Med. Ctr. Proj.) 5.25% 9/1/34	2,500,000	2,571,500
South Washington County Independent School District
#833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	4,232,956
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,082,450
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys.
Rev.:
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	7,357,592
Series 2002 A:
5% 1/1/10 (AMBAC Insured)	1,620,000	1,728,038
5% 1/1/12 (AMBAC Insured)	2,660,000	2,875,566
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,898,010
5% 1/1/10 (MBIA Insured)	2,720,000	2,901,397
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,109,560

19		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Minnesota – continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys.
Rev.: – continued
Series A:
5.25% 1/1/16 (AMBAC Insured)	$3,360,000	$ 3,739,680
Spring Lake Park Ind. School District #16 Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,244,899
5% 2/1/16 (MBIA Insured)	2,230,000	2,398,053
5% 2/1/17 (MBIA Insured)	2,400,000	2,571,360
Suburban Hennepin Reg’l. Park District 5% 2/1/12	1,000,000	1,049,820
Virginia Hsg. & Redev. Auth. Health Care Facility Lease
Rev. 5.25% 10/1/25	440,000	452,047
Waconia Independent School District #110 Series A:
5% 2/1/09 (FSA Insured)	850,000	897,821
5% 2/1/10 (FSA Insured)	900,000	961,119
Washington County Gen. Oblig. 5.5% 2/1/21
(Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,569,553
Watertown Independent School District #111 Series A,
5% 2/1/22 (FSA Insured)	1,495,000	1,592,848
Wayzata Ind. School District #284 Series B, 5% 2/1/16
(FSA Insured)	1,005,000	1,093,932
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.
Series A:
5% 1/1/30 (MBIA Insured)	3,000,000	3,123,570
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,435,504
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,025,860
5.5% 1/1/12 (AMBAC Insured)	1,000,000	1,025,860
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,415,000	1,598,780
Western Minnesota Muni. Pwr. Agcy. Transmission Rev.
Series A, 5.5% 1/1/09 (AMBAC Insured)	1,000,000	1,071,130
Willmar Independent School District #347 Series A, 5%
2/1/11 (MBIA Insured) (a)	2,000,000	2,144,620
		336,416,558

Puerto Rico 4.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	3,022,986
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series D, 5.25% 7/1/38 (Pre-Refunded to
7/1/12 @ 100) (c)	2,500,000	2,749,450
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,495,000	3,837,440

Quarterly Report

20

Municipal Bonds continued
	Principal	Value
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A: – continued
5.5% 10/1/40 (Escrowed to Maturity) (c)	$1,500,000	$ 1,636,170
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25%
7/1/29 (FSA Insured)	3,700,000	3,974,725
		15,220,771

TOTAL INVESTMENT PORTFOLIO 99.0%
(Cost $338,056,468)		351,637,329

NET OTHER ASSETS – 1.0%		3,505,343
NET ASSETS 100%		$ 355,142,672

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $337,892,961. Net unrealized appreciation aggregated $13,744,368, of which $14,508,178 related to appreciated investment securities and $763,810 related to depreciated investment securities.

21 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

22

Quarterly Holdings Report for Fidelity® Municipal Income Fund

(formerly Spartan® Municipal Income Fund) September 30, 2005

1.807726.101 HIY QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 99.6%
	Principal	Value
	Amount (000s)	(000s)
Alabama – 0.1%
Alabama Pub. School & College Auth. Rev. Series 1999
C, 5.75% 7/1/18	$2,000	$2,186
Jefferson County Ltd. Oblig. School Warrants Series A,
5.5% 1/1/22	2,900	3,133
Jefferson County Swr. Rev. Series 1997 D, 5.7% 2/1/18
(Pre-Refunded to 2/1/07 @ 101) (g)	100	105
		5,424

Arizona – 1.2%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14
@ 100) (g)	2,535	2,825
Series C:
5% 9/1/14 (FSA Insured)	2,000	2,188
5% 9/1/15 (FSA Insured)	1,815	1,965
Arizona School Facilities Board State School Impt. Rev.
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (g) .	1,000	1,103
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Sr. Series A1, 5.9% 5/1/24 (f)	2,000	2,129
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.)
5.65% 4/1/06	3,625	3,664
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev.
(Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16
(Escrowed to Maturity) (g)	2,000	2,492
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A:
5% 7/1/30 (FGIC Insured)	5,525	5,807
5% 7/1/41 (FGIC Insured)	7,000	7,312
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,358
5% 7/1/29 (MBIA Insured)	2,000	2,105
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Series 2005 A:
4.75% 1/1/35	2,000	2,019
5% 1/1/35	7,000	7,366
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health
Care Proj.) 5.8% 12/1/31	3,250	3,492
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,830
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,322
5% 6/1/31 (AMBAC Insured)	2,000	2,095
		56,072

Quarterly Report 24

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Arkansas – 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33
(FSA Insured)	$6,500	$6,797
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10
(MBIA Insured)	3,840	4,165
		10,962

California – 10.2%
ABC Unified School District 0% 8/1/28 (FGIC Insured) .	3,925	1,315
Cabrillo Unified School District Series A, 0% 8/1/20
(AMBAC Insured)	4,275	2,182
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	7,500	8,050
5.75% 5/1/17	4,900	5,444
Series A:
5.5% 5/1/15 (AMBAC Insured)	8,800	9,780
5.875% 5/1/16	7,500	8,423
6% 5/1/14 (MBIA Insured)	3,500	4,000
6% 5/1/15	9,300	10,581
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	10,700	11,350
Series A:
5.25% 7/1/13 (MBIA Insured)	5,300	5,878
5.25% 7/1/14 (FGIC Insured)	2,800	3,117
California Edl. Facilities Auth. Rev. (Loyola Marymount
Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,339
0% 10/1/17 (MBIA Insured)	2,050	1,215
0% 10/1/18 (MBIA Insured)	1,675	941
0% 10/1/22 (MBIA Insured)	5,000	2,282
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,592
Series 2005, 5.75% 12/1/24	1,360	1,502
5% 2/1/11	8,000	8,582
5.125% 9/1/12	2,000	2,144
5.25% 2/1/11	1,000	1,085
5.25% 3/1/12	2,300	2,511
5.25% 3/1/13	3,530	3,881
5.25% 2/1/14	7,600	8,339
5.25% 2/1/15	18,300	20,015
5.25% 2/1/16	4,300	4,697
5.25% 2/1/19	5,620	6,080

25		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.25% 2/1/20		$2,000	$2,159
5.25% 2/1/24		4,000	4,286
5.25% 2/1/28		8,500	9,049
5.25% 11/1/28		4,485	4,782
5.25% 2/1/33		2,000	2,123
5.5% 2/1/12		8,000	8,838
5.5% 3/1/12		2,000	2,192
5.5% 4/1/30		3,800	4,153
5.5% 11/1/33		27,300	29,982
5.625% 5/1/20		4,200	4,610
California Health Facilities Fing. Auth. Rev.
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09		2,000	2,119
5% 11/15/13		1,000	1,076
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)		187	89
Series G, 5.9% 2/1/09 (MBIA Insured) (f)		690	702
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (d)(f)		8,800	8,829
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (d)(f)		1,000	1,026
California Pub. Works Board Lease Rev.:
(Various California State Univ. Projs.) Series A, 5.25%
12/1/13		5,000	5,022
Series 2005 A, 5.25% 6/1/30		14,000	14,769
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	.	1,575	1,699
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	.	2,860	3,073
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (d)		3,500	3,484
(Kaiser Permanente Health Sys. Proj.) Series 2004 G,
2.3%, tender 5/1/07 (d)		4,000	3,950
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton
Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)		4,000	4,126
Encinitas Union School District 0% 8/1/20 (MBIA
Insured)		3,500	1,786
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)		5,070	5,194
0% 1/15/27 (b)		2,500	2,134

Quarterly Report 26

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: -
continued
5% 1/15/16 (MBIA Insured)	$2,800	$2,988
5.75% 1/15/40	6,300	6,412
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	1,245	1,265
6.75% 6/1/39	8,800	10,108
Series 2003 B:
5% 6/1/08 (Escrowed to Maturity) (g)	1,400	1,468
5% 6/1/10 (Escrowed to Maturity) (g)	2,000	2,152
5% 6/1/12 (Escrowed to Maturity) (g)	2,255	2,431
Series A, 5% 6/1/45	15,400	15,616
Laguna Salada Union School District Series C, 0%
8/1/30 (FGIC Insured)	2,095	627
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,064
5% 9/1/19 (AMBAC Insured)	2,545	2,698
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,161
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,353
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	9,400	10,417
5.375% 7/1/18 (MBIA Insured)	14,600	16,139
5.5% 7/1/15 (MBIA Insured)	6,140	6,935
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,694
Modesto Irrigation District Elec. Rev. Series A, 9.625%
1/1/11 (Escrowed to Maturity) (g)	3,090	3,629
Monrovia Unified School District Series B, 0% 8/1/29
(FGIC Insured)	4,525	1,415
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/10 (AMBAC Insured) (c)	1,000	1,057
Subseries C:
5% 9/1/13 (AMBAC Insured) (c)	2,250	2,394
5% 9/1/19 (AMBAC Insured) (c)	3,015	3,207
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series
A, 3.75% 7/1/12	5,130	5,205
San Diego Unified School District (Election of 1998 Proj.)
Series E2:
5.5% 7/1/25 (FSA Insured)	10,000	11,673

27		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
San Diego Unified School District (Election of 1998 Proj.)
Series E2: – continued
5.5% 7/1/26 (FSA Insured)	$6,700	$7,826
San Francisco City & County Arpts. Commission Int’l.
Arpt. Rev.:
Second Series 10A, 5.55% 5/1/14 (MBIA Insured) (f)	5,875	6,077
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (f) .	4,330	4,629
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,811
0% 1/15/34 (MBIA Insured)	10,000	2,421
5.25% 1/15/30 (MBIA Insured)	3,600	3,757
San Mateo County Cmnty. College District Series A, 0%
9/1/26 (FGIC Insured)	5,430	2,006
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.)
Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,776
Univ. of California Revs. (UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,332
5.5% 5/15/16 (AMBAC Insured)	3,155	3,488
5.5% 5/15/17 (AMBAC Insured)	3,325	3,658
5.5% 5/15/19 (AMBAC Insured)	3,700	4,066
5.5% 5/15/22 (AMBAC Insured)	1,000	1,093
5.5% 5/15/23 (AMBAC Insured)	1,025	1,118
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,749
5.5% 5/15/16 (AMBAC Insured)	6,500	7,249
5.5% 5/15/17 (AMBAC Insured)	6,860	7,603
Val Verde Unified School District Ctfs. of Prtn. Series B,
5% 1/1/30 (FGIC Insured)	2,200	2,292
		485,636

Colorado – 1.8%
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11
@ 101) (g)	5,040	5,909
6.625% 11/15/26 (Pre-Refunded to 11/15/11
@ 101) (g)	2,700	3,184
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,473
0% 1/1/10 (MBIA Insured)	1,500	1,282

Quarterly Report

28

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Colorado – continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr.
Resources Rev. (Parker Wtr. and Sanitation District
Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	$33,385	$35,582
Dawson Ridge Metropolitan District # 1 Series 1992 A,
0% 10/1/22 (Escrowed to Maturity) (g)	30,025	13,713
Denver Health & Hosp. Auth. Health Care Rev. Series A,
6.25% 12/1/33	2,000	2,151
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,716
5.75% 12/15/22 (FGIC Insured)	1,000	1,141
E 470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	11,103
Series B, 0% 9/1/15 (MBIA Insured)	3,600	2,341
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC
Insured)	2,280	2,508
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,098
5.5% 6/15/19 (AMBAC Insured)	1,000	1,092
		84,293

District Of Columbia – 1.2%
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	17,330	18,151
Series B, 0% 6/1/12 (MBIA Insured)	8,800	6,743
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75%
9/15/20 (MBIA Insured)	12,600	13,775
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,158
6% 4/1/18 (MBIA Insured)	13,835	14,944
		55,771

Florida – 1.7%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC
Insured)	3,300	3,832
Dade County Aviation Rev. (Miami Int’l. Arpt. Proj.)
Series B, 6% 10/1/24 (MBIA Insured) (f)	3,750	3,840
Florida Board of Ed. Cap. Outlay Series B, 5.5%
6/1/15 (FGIC Insured)	3,655	4,064
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/17 (c)	1,200	1,271
3.95%, tender 9/1/12 (d)	9,300	9,203

29		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Florida – continued
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.): -
continued
5.25% 11/15/12	$3,935	$4,123
5.25% 11/15/13	3,140	3,280
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375%
10/1/16 (MBIA Insured)	4,535	4,629
(Third Installment Proj.) Series 73, 6.8% 7/1/12
(Escrowed to Maturity) (g)	2,210	2,471
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (f)	2,840	2,874
5.75% 11/1/09 (MBIA Insured) (f)	1,000	1,045
Miami-Dade County Edl. Facilities Auth. Rev. 5.75%
4/1/29 (AMBAC Insured)	5,000	5,478
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (d)	3,600	3,841
Orange County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.) 5.625%
11/15/32	2,000	2,139
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (f)	5,000	5,280
6% 4/1/09 (AMBAC Insured) (f)	8,090	8,680
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,792
5% 7/1/20 (MBIA Insured)	1,745	1,850
South Broward Hosp. District Rev. 5.625% 5/1/32
(MBIA Insured)	2,630	2,892
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,195
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of
Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,275	1,330
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	4,325	4,536
		79,645

Georgia – 3.3%
Atlanta & Fulton County Resource Auth. Rev. (Downtown
Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21
(MBIA Insured)	6,000	6,309
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,795	40,519
5% 11/1/43 (FSA Insured)	74,700	77,463

Quarterly Report 30

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – continued
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	$12,100	$12,977
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev.
Series 2000, 5.75% 9/1/20 (AMBAC Insured)	5,800	6,428
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC
Insured)	140	161
Gainesville & Hall County Hosp. Auth. Rev. Anticipation
Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5%
5/15/31	4,500	4,678
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.)
Series A, 5.5% 11/1/24 (Pre-Refunded to 11/1/10
@ 101) (g)	5,000	5,550
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0%
12/1/21 (Escrowed to Maturity) (g)	5,590	2,640
Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	2,200	1,039
		157,764

Hawaii – 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,893
Series 2000 B, 8% 7/1/11 (FGIC Insured) (f)	9,250	11,124
Hawaii Gen. Oblig. Series CU, 5.75% 10/1/12 (MBIA
Insured)	2,130	2,356
Honolulu City and County Wastewtr. Sys. Sr. Series 2001
5.5% 7/1/18 (AMBAC Insured)	1,090	1,180
		17,553

Illinois – 13.5%
Chicago Board of Ed. Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,976
5.5% 12/1/27 (AMBAC Insured)	4,000	4,662
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,168
0% 1/1/15 (FGIC Insured)	20,000	13,647
0% 1/1/26 (FGIC Insured)	16,000	6,199
0% 1/1/30 (FGIC Insured)	18,670	5,775
(Neighborhoods Alive 21 Prog.) 5% 1/1/28 (AMBAC
Insured)	2,000	2,085
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	14,750	15,864
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	16,141
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (g)	1,300	1,392

31		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Illinois – continued
Chicago Gen. Oblig.: – continued
Series A:
5% 1/1/42 (AMBAC Insured)		$18,955	$19,488
5.25% 1/1/22 (MBIA Insured)		2,085	2,235
5.25% 1/1/33 (MBIA Insured)		8,300	8,694
5.5% 1/1/38 (MBIA Insured)		21,290	22,957
5.5% 1/1/38 (MBIA Insured) (Pre-Refunded to
1/1/11 @ 101) (g)		210	233
Series C, 5.7% 1/1/30 (FGIC Insured)		15,415	16,943
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)		24,825	25,695
Series B:
5.25% 1/1/13 (MBIA Insured) (f)		2,910	2,991
5.25% 1/1/14 (MBIA Insured) (f)		3,060	3,144
6% 1/1/08 (MBIA Insured) (f)		2,170	2,261
6% 1/1/10 (MBIA Insured) (f)		2,435	2,533
6.125% 1/1/11 (MBIA Insured) (f)		2,580	2,686
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19
(AMBAC Insured)		1,780	1,927
Chicago O’Hare Int’l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (f)		10,000	10,781
Series A:
5.5% 1/1/16 (AMBAC Insured) (f)		10,770	11,216
5.5% 1/1/16 (Pre Refunded to 1/1/07 @ 102) (f)(g)		1,230	1,290
5.6% 1/1/10 (AMBAC Insured)		4,500	4,616
6.25% 1/1/09 (AMBAC Insured) (f)		6,040	6,368
Series B, 5.75% 1/1/30 (AMBAC Insured)		13,420	14,708
Chicago Park District:
Series 2001 A:
5.5% 1/1/19 (FGIC Insured)		3,100	3,356
5.5% 1/1/20 (FGIC Insured)		3,200	3,458
Series A:
5.25% 1/1/18 (FGIC Insured)		4,690	5,093
5.25% 1/1/19 (FGIC Insured)		3,000	3,247
5.25% 1/1/20 (FGIC Insured)		2,195	2,368
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago
Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured)	.	3,600	3,927
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (g)	.	11,670	12,513
5.5% 1/1/17 (Escrowed to Maturity) (g)		1,135	1,250

Quarterly Report

32

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas
Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC
Insured)	$4,830	$4,849
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	4,686
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,230
Cook County Gen. Oblig. Series C:
5% 11/15/25 (AMBAC Insured)	8,400	8,762
5.5% 11/15/26 (AMBAC Insured)	5,120	5,578
DuPage County Forest Preserve District Rev. 0%
11/1/17	6,665	3,927
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,084
5.25% 1/1/22	2,000	2,150
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,476
5% 7/1/18 (AMBAC Insured)	1,450	1,546
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (d)(f)	5,600	5,616
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18
(AMBAC Insured)	4,500	2,515
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,072
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,911
5.5% 9/1/19	4,405	4,856
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	23,250	23,987
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	3,350	3,366
Series 2005 A:
5.25% 7/1/41	755	795
5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (g)	305	337
Series A, 5.125% 7/1/38	1,585	1,627
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and
Coke Co. Proj.) Series A, 4.3%, tender 6/1/16
(AMBAC Insured) (d)	3,600	3,621
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,461
5.25% 12/1/20 (FSA Insured)	2,000	2,166
5.375% 12/1/14 (FSA Insured)	5,000	5,506
5.375% 7/1/15 (MBIA Insured)	3,700	4,053

33		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.: – continued
First Series:
5.5% 4/1/16 (FSA Insured)	$1,300	$1,430
5.5% 8/1/16 (MBIA Insured)	13,000	14,357
5.5% 8/1/17 (MBIA Insured)	7,500	8,269
5.5% 2/1/18 (FGIC Insured)	1,000	1,094
5.5% 8/1/18 (MBIA Insured)	5,000	5,503
5.75% 12/1/18 (MBIA Insured)	1,200	1,319
5.5% 4/1/17 (MBIA Insured)	7,065	7,614
5.6% 4/1/21 (MBIA Insured)	7,500	8,081
5.7% 4/1/16 (MBIA Insured)	7,350	8,007
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,629
7% 5/15/22	5,000	5,547
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,638
6% 7/1/33	3,775	4,044
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,400
7% 4/1/14	1,500	1,784
(Riverside Health Sys. Proj.) 6.85% 11/15/29
(Pre-Refunded to 11/15/10 @ 101) (g)	5,025	5,859
(Swedish American Hosp. Proj.) 6.875% 11/15/30
(Pre-Refunded to 5/15/10 @ 101) (g)	6,975	7,984
6.75% 2/15/15	1,000	1,114
Illinois Reg’l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC
Insured)	4,500	6,074
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,079
Kane & DeKalb Counties Cmnty. Unit School District
#302 5.8% 2/1/22 (FGIC Insured)	3,795	4,306
Kane County School District #129, Aurora West Side:
Series A:
5.75% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	3,655	4,122
5.75% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (g)	7,360	8,300
6% 2/1/23 (Pre-Refunded to 2/1/13 @ 100) (g)	1,335	1,540
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville:
5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	2,500	2,783
5.5% 12/1/17 (Pre-Refunded to 12/1/11 @ 100) (g)	4,000	4,453

Quarterly Report

34

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Lake County Warren Township High School District
#121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	$2,945	$3,263
5.625% 3/1/21 (AMBAC Insured)	2,505	2,821
5.75% 3/1/19 (AMBAC Insured)	2,240	2,568
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	4,043
5.75% 6/15/41 (MBIA Insured)	26,420	29,329
Series 2002 B, 0% 6/15/20 (MBIA Insured) (b)	2,000	1,559
Series A:
0% 6/15/08 (MBIA Insured)	3,820	3,495
0% 6/15/11 (Escrowed to Maturity) (g)	6,000	4,861
0% 6/15/15 (FGIC Insured)	15,000	10,006
0% 6/15/19 (FGIC Insured)	2,225	1,215
0% 6/15/19 (MBIA Insured)	2,805	1,531
0% 6/15/20 (FGIC Insured)	3,450	1,797
0% 6/15/34 (MBIA Insured)	2,625	658
5.25% 12/15/10 (AMBAC Insured)	12,950	13,401
6.65% 6/15/12 (FGIC Insured)	250	252
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (g)	16,640	14,087
0% 6/15/13 (Escrowed to Maturity) (g)	4,155	3,066
0% 6/15/13 (FGIC Insured)	5,575	4,095
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC
Insured)	1,000	1,098
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,451
0% 4/1/17 (MBIA Insured)	16,270	9,857
0% 4/1/20 (MBIA Insured)	8,000	4,163
Will County Cmnty. Unit School District #365, Valley
View 0% 11/1/17 (FSA Insured)	3,200	1,890
		640,900

Indiana – 2.7%
Anderson School Bldg. Corp.:
5.5% 7/15/18 (FSA Insured)	1,780	1,979
5.5% 7/15/19 (FSA Insured)	1,855	2,056
5.5% 7/15/24 (FSA Insured)	1,460	1,606
5.5% 1/15/28 (FSA Insured)	2,500	2,740

35		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17
(FSA Insured)	$2,835	$3,043
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,656
5.25% 7/15/25 (FSA Insured)	1,720	1,832
Franklin Township Independent School Bldg. Corp.,
Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,432
5.25% 7/15/17 (MBIA Insured)	1,885	2,069
GCS School Bldg. Corp. One 5% 7/15/22 (FSA
Insured)	1,545	1,637
Hamilton Southeastern Cumberland Campus School
Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,317
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA
Insured)	1,845	1,994
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,066
5% 2/1/20 (MBIA Insured)	1,635	1,735
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (f)	7,350	7,671
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 2.7%, tender 10/1/05 (d)(f)	3,000	2,993
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg’l. Hosp. Proj.) 7% 8/15/15 (FSA
Insured)	2,500	2,973
5.5% 2/15/30 (MBIA Insured)	5,295	5,645
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	975
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,107
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15
(FGIC Insured)	1,000	1,038
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.)
Series 2002 A:
5.25% 7/1/33 (MBIA Insured)	35,240	36,968
5.5% 1/1/18 (MBIA Insured)	1,250	1,369
Muncie School Bldg. Corp.:
5.25% 1/10/14 (MBIA Insured)	1,215	1,330
5.25% 7/10/14 (MBIA Insured)	1,760	1,928
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (f)	10,000	10,543
5.95% 12/1/29 (f)	2,000	2,102
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/17 (MBIA Insured)	1,375	1,504

Quarterly Report 36

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Portage Township Multi-School Bldg. Corp.: – continued
5.25% 7/15/22 (MBIA Insured)	$1,785	$1,934
5.25% 7/15/24 (MBIA Insured)	1,975	2,127
5.25% 7/15/25 (MBIA Insured)	2,085	2,242
5.25% 1/15/29 (MBIA Insured)	1,265	1,353
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (FSA Insured)	2,820	3,068
5.5% 7/15/21 (FSA Insured)	2,675	2,979
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC
Insured)	2,000	2,139
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,477
5% 7/15/18 (FSA Insured)	1,500	1,600
		127,227

Iowa 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (Pre-Refunded to 2/15/10
@ 101) (g)	15,000	16,725
6.625% 2/15/12 (Pre-Refunded to 2/15/10
@ 101) (g)	2,000	2,286
6.75% 2/15/13 (Pre-Refunded to 2/15/10
@ 101) (g)	1,000	1,148
6.75% 2/15/14 (Pre-Refunded to 2/15/10
@ 101) (g)	1,280	1,470
6.75% 2/15/15 (Pre-Refunded to 2/15/10
@ 101) (g)	1,000	1,148
6.75% 2/15/17 (Pre-Refunded to 2/15/10
@ 101) (g)	1,000	1,148
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25	10,000	10,229
		34,154

Kansas 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (d)	7,800	7,981
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of
Charity of Leavenworth Health Svcs. Corp. Proj.)
Series J, 6.25% 12/1/28	4,500	4,969
		12,950

37 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Kentucky 2.2%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.)
Series A, 0% 8/15/11	$5,250	$4,146
Louisville & Jefferson County Metropolitan Swr. District
Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	15,750	16,902
5.75% 5/15/33 (FGIC Insured)	65,000	71,011
Louisville & Jefferson County Reg’l. Arpt. Auth. Arpt. Sys.
Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (f)	1,545	1,634
5.5% 7/1/10 (FSA Insured) (f)	3,800	4,088
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10
(AMBAC Insured)	7,440	6,359
		104,140

Louisiana – 0.6%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20
(AMBAC Insured)	3,000	3,194
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev.
Series C, 0% 8/20/14	8,625	5,671
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	14,332
0% 9/1/11 (AMBAC Insured)	3,080	2,433
0% 9/1/13 (AMBAC Insured)	3,350	2,408
0% 9/1/14 (AMBAC Insured)	3,090	2,106
		30,144

Maine – 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,206
Maryland 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) 5.75% 7/1/13
(Escrowed to Maturity) (g)	2,600	2,902
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	10,415	11,774
		14,676

Massachusetts 7.3%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	1,465	1,542
Series A:
5% 7/1/31	11,000	11,517
5.75% 3/1/26	17,795	19,203
Series B, 6.2% 3/1/16	3,800	4,431

Quarterly Report

38

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (f)	$3,210	$3,293
Series B Issue E:
5.85% 7/1/06 (AMBAC Insured) (f)	725	731
5.95% 7/1/07 (AMBAC Insured) (f)	780	787
6.05% 7/1/08 (AMBAC Insured) (f)	800	807
6.15% 7/1/10 (AMBAC Insured) (f)	320	323
6.25% 7/1/11 (AMBAC Insured) (f)	200	202
6.3% 7/1/12 (AMBAC Insured) (f)	195	197
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	11,020
5.75% 6/15/12	5,000	5,478
5.75% 6/15/13	5,000	5,497
Massachusetts Gen. Oblig.:
Series 2005 A:
5% 3/1/21 (FSA Insured)	20,000	21,392
5% 3/1/22	6,500	6,890
Series 2005 C, 5.25% 9/1/23 (c)	19,745	21,394
Series D, 5.25% 10/1/21 (Pre-Refunded to 10/1/13
@ 100) (g)	9,000	9,898
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	3,975	3,997
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25%
7/1/12 (AMBAC Insured)	2,000	2,191
(New England Med. Ctr. Hosp. Proj.) Series G,
5.375% 7/1/24 (MBIA Insured)	3,800	3,883
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,409
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,737
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,906
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev.
(Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	2,000	2,028
Series A, 4.85% 12/1/05	2,200	2,205
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	5,000	4,522
0% 8/1/09	21,800	18,893
0% 8/1/10	2,000	1,659
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply
Sys. Rev. Series A, 5% 7/1/10 (Escrowed to
Maturity) (g)	3,010	3,085

39 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air
Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (f)	$2,000	$2,131
5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,687
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A:
5% 8/15/23 (FSA Insured)	29,965	31,858
5% 8/15/26 (FSA Insured)	10,000	10,566
5% 8/15/30 (FSA Insured)	30,000	31,475
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	15,189
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,268
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)	13,215	14,102
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25%
8/1/13	90	95
Massachusetts Wtr. Resources Auth. Series A, 5.75%
8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	19,300	21,437
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75%
6/15/16 (MBIA Insured)	4,850	5,314
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,509
		346,748

Michigan – 1.2%
Carman-Ainsworth Cmnty. School District 5% 5/1/18
(FSA Insured)	2,175	2,330
Clarkston Cmnty. Schools:
5.25% 5/1/29	3,600	3,843
5.375% 5/1/20	1,775	1,957
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25%
7/1/33 (FGIC Insured)	4,520	4,762
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,353
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC
Insured)	1,425	1,556
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,460	1,599
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to
Maturity) (g)	4,750	4,853
Series W, 5.25% 8/15/27 (Escrowed to
Maturity) (g)	4,000	4,112
Series X, 6% 8/15/34 (MBIA Insured)	10,675	11,720

Quarterly Report 40

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Michigan – continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: – continued
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375%
8/15/14 (Escrowed to Maturity) (g)	$420	$443
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,202
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William
Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,300
5.5% 1/1/14	3,695	3,789
6.25% 1/1/09	400	431
Troy School District 5% 5/1/17 (MBIA Insured) (c)	2,000	2,125
		56,375

Minnesota 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,113
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18
(AMBAC Insured)	9,700	9,725
Minneapolis Health Care Sys. Rev. (Allina Health Sys.
Proj.) Series 2002 A, 6% 11/15/23	6,000	6,642
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care
Sys. Proj.) Series A:
6.375% 11/15/29	375	420
6.375% 11/15/29 (Pre-Refunded to 11/15/10
@ 101) (g)	11,625	13,356
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group
Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured) .	8,500	9,354
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast
Proj.) 6% 11/15/30	2,000	2,149
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,865
5.25% 12/1/19	2,850	3,098
Waconia Independent School District #110 Series A, 5%
2/1/15 (FSA Insured)	1,155	1,229
		48,951

Mississippi – 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. &
Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured) .	4,000	4,243
Missouri – 0.2%
Missouri Dev. Fin. Board Infrastructure Facilities Rev.
(City of Branson Branson Landing Proj.) Series 2005 A,
6% 6/1/20	2,125	2,454

41		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Missouri – continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll.
Cont. & Drinking Wtr. Rev. (State Revolving Fund
Prog.):
Series 2002 B, 5.5% 7/1/17	$1,780	$1,982
Series 2003 A:
5.125% 1/1/19	5,000	5,370
5.25% 1/1/18	1,280	1,388
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Series C, 5.5% 3/1/16 (f)	170	170
		11,364

Montana 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (d)	7,700	8,033
Montana Board of Invt. (Payroll Tax Workers
Compensation Prog.):
Series 1996, 6.875% 6/1/20 (Escrowed to
Maturity) (g)	5,125	5,612
6.875% 6/1/20 (Escrowed to Maturity) (g)	2,005	2,195
Montana Board of Regents Higher Ed. Rev. (Montana
State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,088
		17,928

Nevada 1.0%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,618
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,173
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,699
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	4,500	4,808
5.5% 7/1/21 (MBIA Insured)	1,100	1,181
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	6,285	6,802
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34
(FSA Insured)	18,855	19,707
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,524
0% 7/1/13 (FSA Insured)	4,590	3,350
0% 7/1/14 (FSA Insured)	3,000	2,088
		48,950

Quarterly Report

42

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New Hampshire – 0.2%
Nashua Gen. Oblig. 5.25% 9/15/18	$1,000	$1,082
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (d)(f)	6,100	6,054
		7,136

New Jersey – 1.9%
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A,
5.125% 7/1/14 (AMBAC Insured)	2,440	2,643
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	9,500	10,942
Series 2005 O:
5.125% 3/1/30 (c)	5,000	5,241
5.25% 3/1/23 (c)	4,500	4,817
5.25% 3/1/26 (c)	5,000	5,320
New Jersey Gen. Oblig. Series 2005 N, 5.25%
7/15/11 (AMBAC Insured) (c)	2,890	3,140
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ
Hosp. Group Issue Proj.) 7% 7/1/06 (Escrowed to
Maturity) (g)	845	870
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%,
tender 1/1/10 (AMBAC Insured) (d)	10,100	10,040
New Jersey Trans. Trust Fund Auth. Series B, 5.5%
12/15/21 (MBIA Insured)	5,000	5,783
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,535
5.25% 8/1/19 (FGIC Insured)	2,735	2,966
Ocean County Utils. Auth. Wastewtr. Rev. 5.25%
1/1/07	1,265	1,283
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	3,270	3,300
5.75% 6/1/32	8,980	9,371
6.125% 6/1/24	8,500	9,598
6.125% 6/1/42	4,500	4,838
Union County Impt. Auth. (Juvenile Detention Ctr. Facility
Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	6,152
Warren County Poll. Cont. Fing. Auth. Resource
Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	1,000	1,005
		90,844

New Mexico – 0.6%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (f)	1,500	1,609

43		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New Mexico – continued
Albuquerque Arpt. Rev.: – continued
6.7% 7/1/18 (AMBAC Insured) (f)	$2,500	$2,679
6.75% 7/1/09 (AMBAC Insured) (f)	1,150	1,271
6.75% 7/1/10 (AMBAC Insured) (f)	1,700	1,905
6.75% 7/1/12 (AMBAC Insured) (f)	1,935	2,233
Bernalillo County Gross Receipt Tax Rev. 5.25%
10/1/26	5,790	6,096
New Mexico Edl. Assistance Foundation Sr. Series A3,
4.95% 3/1/09 (f)	5,000	5,196
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21 .	5,340	6,341
		27,330

New York – 9.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
5.75% 5/1/14 (FSA Insured)	3,500	3,965
5.75% 5/1/15 (FSA Insured)	7,870	8,893
5.75% 5/1/16 (FSA Insured)	7,120	8,133
5.75% 5/1/18 (FSA Insured)	12,680	14,346
5.75% 5/1/20 (FSA Insured)	8,000	9,076
5.75% 5/1/21 (FSA Insured)	5,420	6,107
5.75% 5/1/22 (FSA Insured)	1,000	1,134
5.75% 5/1/23 (FSA Insured)	1,750	1,939
5.75% 5/1/24 (FSA Insured)	3,000	3,394
5.75% 5/1/25 (FSA Insured)	3,400	3,836
5.75% 5/1/26 (FSA Insured)	5,200	5,859
Metropolitan Trans. Auth. Dedicated Tax Fund Series A,
5.5% 11/15/26 (FSA Insured)	2,200	2,431
Metropolitan Trans. Auth. Rev. Series F, 5.25%
11/15/27 (MBIA Insured)	3,400	3,643
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,215
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,631
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,207
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (g)	14,250	15,784
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	2,300	2,457
Nassau County Interim Fin. Auth. Series 2000 A, 5.75%
11/15/11 (MBIA Insured)	1,000	1,103
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	5,345	6,046
Series 2002 C, 5.5% 8/1/13	5,000	5,502
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,872

Quarterly Report 44

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series 2003 I, 5.75% 3/1/16	$5,500	$6,115
Series 2005 J, 5% 3/1/20	14,035	14,766
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	2,020
Series B, 5.75% 8/1/14	2,000	2,221
Series C:
5.75% 3/15/27 (FSA Insured)	1,240	1,373
5.75% 3/15/27 (Pre-Refunded to 3/15/12
@ 100) (g)	2,760	3,127
Series E, 6% 8/1/11	165	171
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,707
Subseries 2005 F1:
5% 9/1/15	4,000	4,301
5.25% 9/1/14	5,060	5,534
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15
(FSA Insured) (f)	1,485	1,556
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term.
One Group Assoc. Proj.) 6% 1/1/08 (f)	500	504
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,466
Series A:
5.125% 6/15/34 (MBIA Insured)	13,800	14,496
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (g)	12,500	14,254
Series B, 5.125% 6/15/31	10,545	10,990
Series G, 5.125% 6/15/32	2,000	2,077
New York City Trust Cultural Resources Rev. (Museum of
Modern Art Proj.) Series 2001 D, 5.125% 7/1/31
(AMBAC Insured)	6,000	6,294
New York Local Govt. Assistance Corp. Series C, 5.5%
4/1/17	21,915	24,725
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,688
5.75% 7/1/13	8,750	9,692
Series C, 7.5% 7/1/10 (FGIC Insured)	21,250	23,534
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11
(MBIA Insured)	3,770	4,009
(State Univ. Edl. Facilities Proj.) Series A, 5.875%
5/15/17 (FGIC Insured)	6,865	8,079

45		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs.: – continued
(Suffolk County Judicial Facilities Proj.) Series A, 9.5%
4/15/14	$690	$946
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,360
New York State Envir. Facilities Corp. Clean Wtr. &
Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,349
4.875% 6/15/20	8,500	8,769
5% 6/15/15	3,015	3,178
New York State Med. Care Facilities Fin. Agcy. Rev.
(Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,325	1,366
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	12,500	13,560
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	2,350	2,575
New York State Urban Dev. Corp. Rev. Series 2004 A2,
5.5% 3/15/21 (MBIA Insured)	14,360	16,501
New York Thruway Auth. Second Gen. Hwy. & Bridge
Trust Fund Series A, 5.25% 4/1/22 (Pre-Refunded to
4/1/13 @ 100) (g)	2,190	2,434
New York Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,634
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,214
Series A, 5.75% 2/15/16	2,800	3,078
Series B, 5.25% 8/1/19	2,000	2,178
Niagara Falls City Niagara County Pub. Impt. (Pub.
Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	677
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	10,500	11,379
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,048
5.25% 6/1/22 (AMBAC Insured)	3,850	4,125
5.5% 6/1/15	33,500	36,189
Series C1:
5.5% 6/1/14	7,300	7,802
5.5% 6/1/20	2,200	2,420
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.)
Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc.
Insured)	7,350	7,963
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	4,000	4,244

Quarterly Report

46

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New York – continued
Triborough Bridge & Tunnel Auth. Revs.: – continued
Series A:
5% 1/1/32 (MBIA Insured)	$470	$487
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (g)	2,530	2,751
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (g)	2,000	2,261
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (g)	4,000	4,621
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (g)	9,860	10,679
		467,060

New York & New Jersey – 0.3%
Port Auth. of New York & New Jersey 124th Series, 5%
8/1/13 (FGIC Insured) (f)	3,400	3,534
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (f)	10,275	11,603
		15,137

North Carolina – 4.8%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty.
College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,952
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,764
5.25% 6/1/18 (AMBAC Insured)	1,620	1,755
5.25% 6/1/19 (AMBAC Insured)	1,540	1,670
5.25% 6/1/22 (AMBAC Insured)	1,620	1,747
5.25% 6/1/23 (AMBAC Insured)	1,620	1,736
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke
Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,631
5.125% 7/1/42	34,200	35,636
5.25% 7/1/42	9,805	10,320
North Carolina Ctfs. of Prtn. (Repair and Renovation
Proj.) Series B, 5.25% 6/1/17	3,600	3,940
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,675	9,259
5.75% 1/1/26	4,000	4,233
Series B:
5.875% 1/1/21 (MBIA Insured)	22,725	23,885
7% 1/1/08	9,650	10,332
7.25% 1/1/07	8,375	8,741

47 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
– continued
Series C:
5.25% 1/1/09	$2,500	$2,607
5.5% 1/1/07	5,950	6,101
7% 1/1/07	15,715	16,396
Series D:
5.375% 1/1/10	4,500	4,748
6.7% 1/1/19	5,000	5,566
6.75% 1/1/26	7,000	7,779
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
(North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,132
5% 2/1/20	1,500	1,591
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,437
Series 1999 B, 6.375% 1/1/08	7,000	7,432
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,127
5.125% 1/1/17 (MBIA Insured)	31,350	32,720
Univ. of North Carolina at Chapel Hill Rev. Series A, 5%
12/1/34	5,000	5,256
		229,493

North Dakota 0.6%
Mercer County Poll. Cont. Rev. (Antelope Valley
Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13
(AMBAC Insured)	26,000	30,743
Ohio – 0.9%
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC
Insured)	4,265	4,765
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/08	1,225	1,274
Montgomery County Rev. (Catholic Health Initiatives
Proj.) Series A:
6% 12/1/19	4,905	5,476
6% 12/1/19 (Escrowed to Maturity) (g)	5,095	5,703
6% 12/1/26 (Escrowed to Maturity) (g)	10,000	11,124
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%,
tender 11/1/07 (d)(f)	5,000	5,110

Quarterly Report

48

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Ohio – continued
Richland County Hosp. Facilities (MedCentral Health Sys.
Proj.) Series B, 6.375% 11/15/30	$3,000	$3,204
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA
Insured)	3,750	3,886
		40,542

Oklahoma – 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (g)	2,080	1,641
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (FGIC Insured)	2,845	3,154
5.5% 10/1/23 (FGIC Insured)	3,005	3,321
5.5% 10/1/24 (FGIC Insured)	3,175	3,498
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys.
Proj.) 6% 2/15/29	15,000	16,292
Oklahoma Industries Auth. Rev. (Health Sys. Oblig.
Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	11,420	12,298
5.75% 8/15/29 (Pre-Refunded to 8/15/09
@ 101) (g)	8,330	9,185
		49,389

Oregon – 0.4%
Clackamas County School District #62C, Oregon City
Series 2004:
5% 6/15/18 (FSA Insured)	1,325	1,415
5% 6/15/19 (FSA Insured)	3,395	3,632
Clackamus County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,265
5.25% 6/1/24 (FSA Insured)	2,605	2,960
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.)
Series A:
8% 7/15/06	385	394
8% 7/15/07	430	440
8% 7/15/08	480	491
8% 7/15/09	540	553
8% 7/15/10	605	619
8% 7/15/11	385	394
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,024

49 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Oregon – continued
Washington County School District #15: – continued
5.5% 6/15/21 (FSA Insured)	$1,060	$1,212
Yamhill County School District #029J Newberg 5.5%
6/15/20 (FGIC Insured)	1,000	1,150
		17,549

Pennsylvania – 1.7%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/07 (MBIA Insured) (f)	6,500	6,673
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,497
5.5% 3/1/25 (FSA Insured)	1,400	1,549
Canon McMillan School District Series 2001 B, 5.75%
12/1/33 (FGIC Insured)	3,000	3,298
Chester County Health & Ed. Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys. Proj.) Series B, 5.25%
5/15/22 (AMBAC Insured)	4,400	4,580
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,399
6.1% 6/1/12 (AMBAC Insured)	3,000	3,421
6.125% 6/1/14 (AMBAC Insured)	5,230	6,078
Northumberland County Auth. Commonwealth Lease
Rev. (State Correctional Facilities Proj.) 0% 10/15/13
(Escrowed to Maturity) (g)	11,455	8,342
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	2,480	2,531
6.7% 9/1/14 (MBIA Insured)	1,500	1,531
6.7% 9/1/16 (Escrowed to Maturity) (g)	2,000	2,369
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (f)	8,700	9,359
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (d)(f)	3,100	3,074
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp.
Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%,
tender 11/1/09 (d)(f)	5,000	5,019
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of
Pennsylvania Health Systems Proj.) Series A, 5%
8/15/16 (AMBAC Insured)	3,600	3,854
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (f)	470	472
Series C, 8.1% 7/1/13	640	641

Quarterly Report 50

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10
(FGIC Insured) (f)	$4,425	$4,712
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,129
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,079
Philadelphia Redev. Auth. Rev. (Philadelphia
Neighborhood Transformation Initiative Proj.) Series
2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,115
Quaker Valley School District 5.5% 4/1/24
(Pre-Refunded to 4/1/14 @ 100) (g)	1,405	1,588
West Allegheny School District Series B, 5.25% 2/1/14
(FGIC Insured)	2,010	2,224
		81,534

Puerto Rico 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America
Insured)	2,300	2,583
5.75% 7/1/19 (FGIC Insured)	3,240	3,660
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (g)	6,515	7,153
5.5% 10/1/40 (Escrowed to Maturity) (g)	1,200	1,309
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,487
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2002 KK,
5.5% 7/1/15 (MBIA Insured)	3,885	4,428
		22,620

Rhode Island – 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Univ. of
Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,895
5.25% 9/15/16 (AMBAC Insured)	1,815	1,996
5.25% 9/15/18 (AMBAC Insured)	1,005	1,092
5.5% 9/15/24 (AMBAC Insured)	2,000	2,202
		7,185

South Carolina – 1.0%
Charleston County Gen. Oblig. 6% 6/1/13
(Pre-Refunded to 6/1/06 @ 100) (g)	2,500	2,551
Lexington County Health Svcs. District, Inc. Hosp. Rev.
6% 11/1/18	3,500	3,922

51		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
South Carolina – continued
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.25%
1/1/11 (MBIA Insured)	$8,625	$8,970
Richland County Hosp. Facilities Rev. (Cmnty. Provider
Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed
to Maturity) (g)	1,500	1,788
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,298
5.375% 1/1/23 (FSA Insured)	1,025	1,111
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities
Rev. (Palmetto Health Alliance Proj.) Series A, 7.375%
12/15/21 (Pre-Refunded to 12/15/10 @ 102) (g)	4,000	4,795
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA
Insured) (f)	3,515	3,720
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18
(MBIA Insured) (c)	2,200	2,376
Series 2005 B, 5% 1/1/19 (MBIA Insured) (c)	2,500	2,693
Series A:
5.5% 1/1/15 (FGIC Insured) (c)	5,000	5,669
5.75% 1/1/10 (MBIA Insured)	4,705	4,831
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA
Insured)	1,120	1,187
		45,911

South Dakota 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA
Insured)	1,000	1,177
Tennessee – 1.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp.
Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,624
5.75% 1/1/14 (MBIA Insured)	2,000	2,266
7.25% 1/1/10 (MBIA Insured)	2,660	3,056
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (f)	1,500	1,623
6.25% 2/15/10 (MBIA Insured) (f)	1,000	1,100
6.25% 2/15/11 (MBIA Insured) (f)	1,415	1,577
Series B, 6.5% 2/15/09 (MBIA Insured) (f)	500	545

Quarterly Report

52

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Tennessee – continued
Metropolitan Govt. Nashville & Davidson County Health
& Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09
@ 101) (g)	$3,100	$3,433
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (g)	4,400	4,893
Metropolitan Govt. Nashville & Davidson County Wtr. &
Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,599
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26
(Pre-Refunded to 9/1/12 @ 100) (g)	22,500	26,502
		55,218

Texas 13.0%
Abilene Independent School District:
5% 2/15/16	2,035	2,202
5% 2/15/18	2,000	2,145
5% 2/15/23	3,205	3,384
Aledo Independent School District Series A, 5.125%
2/15/33	2,775	2,913
Argyle Independent School District 5.25% 8/15/40
(FSA Insured)	1,745	1,853
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,295
Austin Independent School District:
5.25% 8/1/10 (c)	5,245	5,560
5.25% 8/1/11 (c)	2,000	2,133
5.25% 8/1/15 (c)	2,000	2,156
Austin Util. Sys. Rev.:
0% 5/15/10 (MBIA Insured)	7,970	6,746
0% 5/15/18 (FGIC Insured)	5,000	2,867
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.
5.375% 5/1/20 (FSA Insured)	1,660	1,796
Birdville Independent School District:
0% 2/15/11	8,665	7,078
0% 2/15/13	13,690	10,213
Boerne Independent School District 5.25% 2/1/35	7,900	8,382
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1995 B, 5.05%, tender 6/19/06 (d)(f)	4,815	4,862
Brownsville Util. Sys. Rev. Series A, 5% 9/1/31 (AMBAC
Insured)	5,000	5,218
Canyon Independent School District Series A, 5.5%
2/15/21	1,855	2,036

53 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Cedar Hill Independent School District 0% 8/15/09	$1,575	$1,349
Clint Independent School District:
5.5% 8/15/19	1,055	1,158
5.5% 8/15/20	1,110	1,215
5.5% 8/15/21	1,175	1,286
Conroe Independent School District:
Series B, 0% 2/15/10	2,805	2,394
0% 2/15/11	1,500	1,225
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,644
5.25% 7/15/19 (FSA Insured)	4,000	4,399
Corsicana Independent School District 5.125% 2/15/34	2,750	2,897
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	16,306
0% 2/15/13	6,425	4,793
0% 2/15/14	11,465	8,126
0% 2/15/16	9,700	6,236
5.75% 2/15/19	4,400	4,875
5.75% 2/15/21	1,000	1,106
Dallas Independent School District Series 5, 5.25%
8/15/13	1,000	1,103
Denton County Lewisville Independent School District
Series 2004, 5% 8/15/16	3,465	3,683
Duncanville Independent School District 5.65% 2/15/28	5,550	6,099
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,436
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,116
5% 8/15/26	3,765	3,944
5.375% 8/15/17	2,715	2,962
Garland Independent School District Series A, 4%
2/15/17	5,000	4,977
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC
Insured)	1,315	1,402
Guadalupe-Blanco River Auth. Contract Rev. (Western
Canyon Reg’l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,715
5.25% 4/15/16 (MBIA Insured)	1,680	1,826
5.25% 4/15/17 (MBIA Insured)	2,295	2,486
5.25% 4/15/18 (MBIA Insured)	1,915	2,063
5.25% 4/15/19 (MBIA Insured)	1,000	1,079

Quarterly Report 54

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Guadalupe-Blanco River Auth. Contract Rev. (Western
Canyon Reg’l. Wtr. Supply Proj.): – continued
5.25% 4/15/20 (MBIA Insured)	$1,565	$1,683
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	109
5.5% 8/15/35	45	48
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	3,580	3,934
6% 8/15/16	35	39
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured) (c)	8,400	8,818
0% 10/1/13 (MBIA Insured)	5,550	4,023
0% 10/1/14 (MBIA Insured)	11,000	7,597
0% 8/15/25 (MBIA Insured)	3,000	1,176
0% 8/15/28 (MBIA Insured)	5,000	1,650
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26 (Pre-Refunded to 8/15/11
@ 100) (g)	3,000	3,316
5.625% 2/15/13 (Pre-Refunded to 8/15/11
@ 100) (g)	4,625	5,173
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,340	1,460
7.4% 2/15/10 (Escrowed to Maturity) (g)	695	740
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr.
Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,183
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (f)	2,000	2,153
5.625% 7/1/21 (FSA Insured) (f)	3,350	3,603
6% 7/1/08 (FGIC Insured) (f)	1,000	1,064
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,394
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,112
0% 8/15/13	9,835	7,143
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,156
0% 2/15/16	3,000	1,938
0% 2/15/17	3,480	2,127
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,892
0% 8/15/12	5,105	3,890
0% 8/15/13	3,610	2,632

55		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Katy Independent School District:
Series A, 5% 2/15/16	$2,500	$2,676
0% 8/15/11	4,170	3,331
Keller Independent School District:
Series 1996 A, 0% 8/15/17	2,000	1,189
Series A, 5.125% 8/15/25	3,000	3,036
Kennedale Independent School District 5.5% 2/15/29	3,335	3,638
Killeen Independent School District:
5.25% 2/15/17	2,105	2,270
5.25% 2/15/18	1,325	1,424
La Joya Independent School District 5.25% 2/15/23	2,940	3,166
Little Elm Independent School District 5.5% 8/15/21	2,540	2,759
Lower Colorado River Auth. Rev.:
5.25% 1/1/15 (Escrowed to Maturity) (g)	6,260	6,972
5.25% 5/15/18 (AMBAC Insured)	2,020	2,177
Lower Colorado River Auth. Transmission Contract Rev.
(LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,079
5.25% 5/15/19 (AMBAC Insured)	1,000	1,080
5.25% 5/15/20 (AMBAC Insured)	2,000	2,158
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5%
2/15/17 (FSA Insured)	2,270	2,426
Mansfield Independent School District 5.5% 2/15/18	3,855	4,220
Mesquite Independent School District 5.375% 8/15/11 .	1,385	1,461
Midlothian Independent School District 0% 2/15/10	1,525	1,301
Midway Independent School District 0% 8/15/19	3,600	1,927
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/20 (g)	3,305	3,709
5.625% 3/1/20 (FSA Insured)	495	544
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,421
5.5% 8/15/25 (FGIC Insured)	1,675	1,844
North Central Health Facilities Dev. Corp. Rev. Series
1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	5,897
Northside Independent School District 5.5% 2/15/12	3,715	4,071
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,100
Prosper Independent School District 5.75% 8/15/29	1,250	1,388
Robstown Independent School District 5.25% 2/15/29 .	3,165	3,374
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,569
5.375% 2/15/20	1,230	1,331
5.375% 2/15/21	1,560	1,683

Quarterly Report 56

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Rockwall Independent School District: – continued
5.625% 2/15/12	$4,090	$4,507
5.625% 2/15/13	1,190	1,310
5.625% 2/15/14	1,160	1,274
Round Rock Independent School District 0% 8/15/11
(MBIA Insured)	4,300	3,445
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series B, 5.75%, tender 11/1/11 (d)(f)	16,000	17,029
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/10 (Escrowed to Maturity) (g)	19,000	16,254
0% 2/1/12 (Escrowed to Maturity) (g)	7,000	5,488
5.375% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (g)	5,000	5,474
5.375% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (g)	6,000	6,569
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,168
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (g)	25	28
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19	3,000	3,272
6.5% 5/15/10 (Escrowed to Maturity) (g)	440	501
San Marcos Consolidated Independent School District:
5% 8/1/15	1,200	1,296
5% 8/1/17	1,175	1,262
5% 8/1/19	1,450	1,545
5% 8/1/22	1,680	1,776
5% 8/1/23	1,760	1,854
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,130
5.25% 2/15/22 (AMBAC Insured)	1,090	1,187
5.25% 2/15/30 (AMBAC Insured)	1,750	1,867
Socorro Independent School District 5.375% 8/15/18	1,090	1,182
South San Antonio Independent School District 5%
8/15/17	1,025	1,089
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21
(AMBAC Insured)	2,345	2,540
Southwest Higher Ed. Auth. Rev. (Southern Methodist
Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,218
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/12	2,000	2,173
5.375% 2/1/13	3,130	3,405
5.375% 2/1/18	3,600	3,878

57		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Tarrant County Health Facilities Dev. Corp. Hosp. Rev.
5.375% 11/15/20	$5,750	$5,956
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (f)	6,655	6,954
5.25% 10/1/11	7,150	7,514
5.75% 8/1/26	5,000	5,507
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,438
0% 2/1/14 (MBIA Insured)	6,900	4,898
0% 2/1/09 (MBIA Insured)	2,000	1,778
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	40,548
5.75% 8/15/38 (AMBAC Insured)	27,550	30,573
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (g)	3,000	2,585
5.25% 1/1/23 (FGIC Insured)	18,775	19,239
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,361
5.625% 7/15/21	5,900	6,372
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.):
5% 2/1/17 (MBIA Insured)	4,930	5,319
5.5% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (g)	1,665	1,868
5.5% 2/1/22 (Pre-Refunded to 2/1/13 @ 100) (g)	2,000	2,244
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,040
6% 7/1/31	6,225	6,544
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10
@ 36.782) (g)	6,155	1,943
0% 2/15/22 (Pre-Refunded to 2/15/10 @
45.084) (g)	2,980	1,153
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (g)	2,985	881
0% 2/15/33	6,985	1,775
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,213
5.75% 8/15/34	3,000	3,320
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375%
8/1/24 (AMBAC Insured)	3,000	3,201
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	65

Quarterly Report 58

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Williamson County Gen. Oblig.: – continued
5.5% 2/15/20 (FSA Insured)	$65	$70
5.5% 2/15/20 (Pre-Refunded to 2/15/11 @ 100) (g)	4,455	4,924
		617,017

Utah 2.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	6,008
6% 7/1/16 (Escrowed to Maturity) (g)	9,205	9,682
Series B:
5.75% 7/1/16 (MBIA Insured)	30,260	32,105
6% 7/1/16 (MBIA Insured)	29,500	30,724
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,430
Salt Lake City Hosp. Rev. (Intermountain Health Care
Hosp., Inc. Proj.) Series A, 8.125% 5/15/15
(Escrowed to Maturity) (g)	2,975	3,663
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.)
5.5% 5/15/11 (AMBAC Insured)	9,000	9,871
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.)
Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,897
5.25% 4/1/17 (FSA Insured)	4,335	4,691
		113,071

Vermont – 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher
Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,624
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,424
		13,048

Virginia – 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(f)	2,200	2,217
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker
Memorial Hosp. Proj.) 8.7% 8/1/23	1,460	1,699
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia
Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,434

59 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Virginia – continued
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia
Beach Gen. Hosp. Proj.): – continued
6% 2/15/13 (AMBAC Insured)	$1,460	$1,670
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I,
5.95% 5/1/09 (f)	1,890	1,936
		9,956

Washington 5.8%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	7,200	4,267
0% 6/1/29 (MBIA Insured)	14,995	4,587
Chelan County Pub. Util. District #1 Rev. Series 2005 A,
5.125%, tender 7/1/15 (FGIC Insured) (d)(f)	2,430	2,584
Chelan County School District #246, Wenatchee 5.5%
12/1/19 (FSA Insured)	3,535	3,868
Clark County School District #37, Vancouver Series C,
0% 12/1/19 (FGIC Insured)	2,000	1,058
Douglas County Pub. Util. District #1 Wells Hydroelectric
Rev. Series A, 8.75% 9/1/18	2,790	3,093
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6%
7/1/16 (AMBAC Insured)	28,000	31,630
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (f)	1,590	1,693
5.25% 1/1/20 (FGIC Insured) (f)	1,760	1,855
5.25% 1/1/23 (FGIC Insured) (f)	2,055	2,147
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA
Insured)	22,390	23,216
Mead School District #354, Spokane County 5.375%
12/1/19 (FSA Insured)	2,575	2,828
Pierce County School District #10 Tacoma Series A, 5%
12/1/18 (FSA Insured)	4,000	4,283
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (f)	3,800	3,921
5.6% 9/1/10 (FGIC Insured) (f)	4,005	4,137
5.6% 9/1/10 (Pre Refunded to 9/1/06 @ 101) (f)(g)	225	232
Series D:
5.75% 11/1/13 (FGIC Insured) (f)	1,500	1,659
5.75% 11/1/14 (FGIC Insured) (f)	3,055	3,370
5.75% 11/1/16 (FGIC Insured) (f)	2,250	2,470

Quarterly Report

60

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC
Insured)	$3,175	$3,448
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,210
Snohomish County School District #2, Everett 5.5%
12/1/16 (FSA Insured)	1,475	1,625
Snohomish County School District #4, Lake Stevens
5.125% 12/1/19 (FGIC Insured)	1,875	2,027
Spokane Pub. Facilities District Hotel/Motel Tax &
Sales/Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,283
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (Pre-Refunded to
1/1/11 @ 101) (g)	6,500	7,301
Series A, 5.625% 1/1/21 (Pre-Refunded to 1/1/11
@ 101) (g)	10,000	11,173
Thurston & Pierce Counties Cmnty. Schools 5.25%
12/1/17 (FSA Insured)	2,000	2,167
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	7,070	7,619
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,778
Series R 97A:
0% 7/1/17	7,015	4,104
0% 7/1/19 (MBIA Insured)	9,100	4,905
Washington Health Care Facilities Auth. Rev. (Providence
Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA
Insured)	5,455	5,941
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7%
7/1/08	1,000	1,096
Series A:
5.75% 7/1/10 (MBIA Insured)	5,000	5,197
7% 7/1/08	310	340
Series B, 5.125% 7/1/13	14,600	15,337
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (g)	1,350	1,084
5.125% 7/1/11 (FSA Insured)	10,420	10,946
5.4% 7/1/12	56,550	62,199
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,033
0% 7/1/10 (MBIA Insured)	2,800	2,349
		275,060

61		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
West Virginia – 0.1%
West Virginia Wtr. Dev. Auth. Infrastructure Rev.
Series A, 5.625% 10/1/26 (FSA Insured)	$5,000	$5,433
Wisconsin – 0.8%
Badger Tobacco Asset Securitization Corp. 6.125%
6/1/27	5,905	6,304
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC
Insured)	1,035	1,129
Evansville Cmnty. School District 5% 4/1/15 (FSA
Insured)	2,200	2,396
Wisconsin Gen. Oblig. Series 1:
5.25% 5/1/12 (MBIA Insured) (c)	4,000	4,334
5.25% 5/1/13 (MBIA Insured) (c)	2,000	2,178
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton
Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,596
5.5% 8/15/16	1,545	1,662
5.75% 8/15/30	14,250	15,186
6.25% 8/15/22	4,300	4,734
		39,519

Wyoming – 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7%
12/1/10 (Escrowed to Maturity) (g)	5,080	5,941
TOTAL MUNICIPAL BONDS
(Cost $4,511,315)		4,722,989

Money Market Funds 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.75% (a)(e)
(Cost $139)	138,900	139

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $4,511,454)		4,723,128

NET OTHER ASSETS – 0.4%		18,080

NET ASSETS 100%		$4,741,208

Quarterly Report 62

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(f) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(g) Security collateralized by an amount
sufficient to pay interest and principal.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $4,507,406,000. Net unrealized appreciation aggregated $215,722,000, of which $224,121,000 related to appreciated investment securities and $8,399,000 related to depreciated investment securities.

63 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

64

Quarterly Holdings Report for Fidelity® Ohio Municipal Income Fund

(formerly Spartan® Ohio Municipal Income Fund)

September 30, 2005

1.807742.101 OFR-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 97.8%
	Principal	Value
	Amount
Ohio – 93.8%
Adams County Valley Local School District (Adams &
Highland County Proj.) 5.25% 12/1/21 (MBIA
Insured)	$2,000,000	$ 2,046,840
Akron City Nontax Rev. Econ. Dev. Series 1997, 6%
12/1/12 (MBIA Insured)	1,250,000	1,433,450
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,601,953
Akron Gen. Oblig. 5.5% 12/1/21 (Pre-Refunded to
12/1/10 @ 101) (d)	2,000,000	2,222,820
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,769,332
Avon Lake City School District 5% 12/1/14 (MBIA
Insured)	1,205,000	1,311,016
Brookville Local School District 5.25% 12/1/20 (FSA
Insured)	1,875,000	2,039,344
Buckeye Valley Local School District Delaware County
Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	2,963,200
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA
Insured)	1,820,000	1,995,466
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A,
5% 12/15/16 (AMBAC Insured)	2,455,000	2,647,865
Butler County Trans. Impt. District Series 1997 A, 6%
4/1/10 (FSA Insured)	2,325,000	2,518,998
Canal Winchester Local School District 5% 12/1/18
(MBIA Insured)	2,035,000	2,184,023
Chagrin Falls Exempted Village School District 5.25%
12/1/19 (MBIA Insured)	1,915,000	2,086,182
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,629,195
5.25% 12/1/17 (FSA Insured)	2,000,000	2,176,760
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,170,480
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.
Series A, 7.25% 2/1/08 (c)	4,000,000	4,023,280
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,173,580
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA
Insured) (c)	1,500,000	1,565,295
Cleveland Gen. Oblig. 5.25% 12/1/17 (Pre-Refunded
to 12/1/10 @ 101) (d)	1,355,000	1,490,039
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,422,546
5.25% 12/1/19 (FSA Insured)	1,045,000	1,142,917
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	2,685,000	2,213,944
0% 11/15/11 (MBIA Insured)	2,685,000	2,114,142

Quarterly Report 66

Municipal Bonds continued
	Principal	Value
	Amount
Ohio – continued
Cleveland State Univ. Gen. Receipts Series 2003 A, 5%
6/1/18 (FGIC Insured)	$2,490,000	$ 2,637,508
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,682,750
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	46,190
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,816
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (d)	25,000	26,297
Columbus City School District 5.25% 12/1/25 (FSA
Insured)	3,780,000	4,072,912
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,649,968
0% 10/1/11 (MBIA Insured)	2,400,000	1,909,968
0% 10/1/12 (MBIA Insured)	1,505,000	1,142,671
5% 12/1/19	3,000,000	3,274,110
5.75% 12/1/12 (Pre-Refunded to 12/1/10
@ 100) (d)	1,950,000	2,168,829
5.75% 12/1/13 (Pre-Refunded to 12/1/10
@ 100) (d)	2,210,000	2,458,006
5.75% 12/1/14 (Pre-Refunded to 12/1/10
@ 100) (d)	1,460,000	1,623,841
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,403,581
Fairborn City School District (School Impt. Proj.) 5.75%
12/1/26 (FSA Insured)	2,200,000	2,435,664
Fairfield City School District 7.45% 12/1/14 (FGIC
Insured)	1,000,000	1,236,010
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,445,167
Fairview Park City School District Gen. Oblig. 5%
12/1/33 (MBIA Insured)	4,350,000	4,546,316
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	3,750,000	3,929,325
Franklin County Convention Facilities Auth. Tax & Lease
Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,316,000
Franklin County Gen. Oblig.:
5.5% 12/1/15	1,225,000	1,271,023
5.5% 12/1/16	1,290,000	1,338,465
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21 .	1,000,000	1,030,250
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,262,526
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,641,748

67		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Ohio – continued
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr.
Proj.) 5.125% 10/1/13 (AMBAC Insured)	$3,000,000	$3,163,380
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC
Insured)	775,000	669,027
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,133,438
5% 12/1/18 (FGIC Insured)	1,075,000	1,149,691
5% 12/1/19 (FGIC Insured)	2,190,000	2,345,468
5% 12/1/19 (FGIC Insured)	1,130,000	1,210,219
Hamilton County Hosp. Facilities Rev. (Childrens Hosp.
Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	2,010,426
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,806,560
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,936,702
Hamilton County Sales Tax Series B, 5.25% 12/1/32
(AMBAC Insured)	4,750,000	5,033,860
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,074,020
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,070,660
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	2,939,916
Kent City School District Series 2004, 5% 12/1/20
(FGIC Insured)	1,400,000	1,493,100
Kings Local School District:
5% 12/1/19 (MBIA Insured)	1,365,000	1,467,307
6.1% 12/1/25 (Pre-Refunded to 12/1/10 @ 101) (d)	6,800,000	7,749,484
Lakewood City School District 5.25% 12/1/15 (FSA
Insured)	1,000,000	1,108,740
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.):
5.5% 2/15/10	1,000,000	1,062,310
5.5% 2/15/11	1,875,000	2,008,481
5.5% 2/15/12	1,000,000	1,079,960
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5.5%
12/1/24 (Pre-Refunded to 12/1/10 @ 100) (d)	2,400,000	2,647,128
5.25% 12/1/23 (FGIC Insured)	2,660,000	2,880,860
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,268,844
Lucas County Hosp. Rev. (Promedia Health Care Oblig.
Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,343,700
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,183,500
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,303,368
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.)
6.1% 5/15/06	1,000,000	1,019,450

Quarterly Report 68

Municipal Bonds continued
	Principal	Value
	Amount
Ohio – continued
Marysville Exempted Village School District 5% 12/1/29
(FSA Insured) (a)	$4,000,000	$ 4,197,960
Medina City School District 5.25% 12/1/28
(Pre-Refunded to 12/1/09 @ 100) (d)	6,175,000	6,666,160
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,250,976
5% 12/1/19 (FGIC Insured)	1,110,000	1,184,947
Milford Exempt Villlage School District 5.125% 12/1/30
(FSA Insured)	5,335,000	5,561,738
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,431,859
Montgomery County Rev. (Catholic Health Initiatives
Proj.) Series A:
6% 12/1/19	1,470,000	1,641,064
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,712,437
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,337,140
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375%
11/15/16 (AMBAC Insured)	2,200,000	2,405,458
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.25%, tender
2/1/08 (AMBAC Insured) (b)	2,000,000	1,991,080
Series 2002 A, 3.5%, tender 1/1/06 (b)	3,000,000	2,997,450
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A:
4.75% 10/1/17	1,000,000	1,030,370
5% 4/1/11 (FSA Insured)	1,425,000	1,536,065
(Adult Correctional Bldg. Fund Prog.) Series 2001 A,
5.5% 10/1/12 (FSA Insured)	1,000,000	1,100,970
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,239,394
5% 4/1/17 (MBIA Insured)	2,485,000	2,642,773
(Sports Facilities Bldg. Fund Prog.) Series 1999 A,
5.25% 10/1/12	2,940,000	3,149,681
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,995,804
0% 8/1/10	2,000,000	1,671,160
0% 8/1/14	1,375,000	951,253
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375%
8/1/16	5,980,000	6,536,200
(Mental Health Cap. Facilities Proj.):
Series IIA, 5.25% 6/1/17	2,670,000	2,884,241
Series IIB, 5.5% 6/1/15	2,265,000	2,455,577

69		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Ohio – continued
Ohio Gen. Oblig.: – continued
Series 2001 IIA, 5.5% 12/1/13	$2,020,000	$2,212,950
Series 2002 B, 5.25% 11/1/20	2,520,000	2,744,683
Series A, 5.5% 9/15/16	11,060,000	12,212,003
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21	2,000,000	2,212,140
6.5% 10/1/20	2,335,000	2,874,478
Series C, 5.125% 10/1/17	2,985,000	3,116,400
6.125% 10/1/15	2,000,000	2,354,360
6.25% 10/1/16	2,500,000	3,006,100
(Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,098,200
(Univ. of Dayton Proj.):
5% 12/1/17 (AMBAC Insured)	2,170,000	2,340,063
5.5% 12/1/20 (AMBAC Insured)	1,300,000	1,420,250
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	255,000	256,502
Series C, 4.9% 9/1/26 (c)	160,000	161,419
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric
Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,303,245
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75%
12/1/15	3,100,000	3,811,388
Ohio Pub. Facilities Commission Rev. (Mental Health
Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,367,860
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%,
tender 11/1/07 (b)(c)	3,000,000	3,065,730
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,292,500
Series B, 5.25% 6/1/16	5,000,000	5,456,600
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,985,566
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA
Insured)	1,980,000	2,110,126
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2002, 5.5% 12/1/21 (Pre-Refunded to
12/1/12 @ 100) (d)	4,040,000	4,536,476
Series 2005:
5.25% 6/1/18	2,610,000	2,936,929
5.25% 12/1/18	2,610,000	2,938,234
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,774,375

Quarterly Report 70

Municipal Bonds continued
	Principal	Value
	Amount
Ohio – continued
Ohio Wtr. Dev. Auth. Rev.: continued
(Fresh Wtr. Impt. Proj.):
5% 12/1/34	$3,000,000	$3,128,220
5.25% 12/1/15	2,200,000	2,433,860
5.5% 6/1/17	3,960,000	4,540,694
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,924,337
5.5% 12/1/18 (AMBAC Insured)	240,000	241,145
5% 12/1/17	3,765,000	4,060,854
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,427,699
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,441,386
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,382,563
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,394,959
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,310,378
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,297,414
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star
BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,522,212
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Ohio Edison Co. Proj.) Series A, 3.35%, tender
6/1/06 (b)	3,000,000	2,993,130
5% 6/1/18	2,000,000	2,148,040
5.25% 12/1/19	1,975,000	2,212,454
Olentangy Local School District (School Facilities
Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,461,344
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,194,281
Otsego Local School District Wood, Henry & Lucas
Counties 5.375% 12/1/32 (FSA Insured)	1,000,000	1,091,670
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC
Insured)	1,755,000	1,910,265
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and
Hancock Counties, Ohio School Facilities Proj.)
5.25% 4/1/19 (FGIC Insured)	1,940,000	2,110,177
Pickerington Local School District 5.25% 12/1/20 (FGIC
Insured)	5,000,000	5,385,800
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,107,860
Richland County Hosp. Facilities (MedCentral Health Sys.
Proj.) Series B:
6.375% 11/15/22	1,500,000	1,602,165
6.375% 11/15/30	1,000,000	1,068,110
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15 (a)	1,000,000	1,102,550
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,274,685

71		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Ohio – continued
Scioto County Marine Term. Facilities Rev. (Norfolk
Southern Corp. Proj.) 5.3% 8/15/13	$3,000,000	$ 3,083,250
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured) .	1,410,000	1,537,788
Springboro Cmnty. City School District 5.25% 12/1/21
(MBIA Insured)	3,440,000	3,733,466
Sugarcreek Local School District 5.25% 12/1/22 (MBIA
Insured)	1,800,000	1,940,868
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,815,702
5.25% 12/1/21	1,740,000	1,917,985
Swanton Local School District 5.25% 12/1/21 (FGIC
Insured)	3,415,000	3,668,598
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA
Insured)	4,000,000	4,186,920
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,193,361
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27
(FGIC Insured)	1,405,000	1,472,538
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,147,138
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,439,623
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,091,080
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,545,399
5% 6/1/19 (AMBAC Insured)	1,520,000	1,627,905
Warren County Gen. Oblig.:
6.1% 12/1/12	500,000	549,770
6.65% 12/1/11	380,000	416,856
West Muskingum Local School District School Facilities
Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,000,000	1,042,080
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,477,011
5% 5/1/18 (MBIA Insured)	1,440,000	1,539,274
5% 5/1/19 (MBIA Insured)	1,515,000	1,621,717
		404,654,122

Puerto Rico 3.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,127,980
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,746,465
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	1,510,000	1,657,950

Quarterly Report 72

Municipal Bonds continued
		Principal	Value
		Amount
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.: -
continued
Series 2000 A:
5.5% 10/1/40 (Escrowed to Maturity) (d)		$ 5,780,000	$ 6,304,708
Series C, 5.5% 7/1/17 (AMBAC Insured)		3,100,000	3,550,833
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)		800,000	859,400
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc.
Insured)		1,300,000	1,482,481
			16,729,817

Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5%
10/1/09		500,000	524,275
TOTAL MUNICIPAL BONDS
(Cost $405,614,749)			421,908,214

Municipal Notes 1.0%

Ohio – 1.0%
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985,
5.27%, VRDN (b)
(Cost $4,360,000)		4,360,000	4,360,000

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $409,974,749)			426,268,214

NET OTHER ASSETS – 1.2%			5,144,738
NET ASSETS 100%			$ 431,412,952

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold
Treasury Contracts
20 U.S. Treasury 10-Year Bond Contracts	Dec. 2005	$ 2,198,438	$ 13,355
The face value of futures sold as a percentage of net assets – 0.5%

73 Quarterly Report

Investments (Unaudited) continued

Security Type Abbreviation

VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $409,896,059. Net unrealized appreciation aggregated $16,372,155, of which $17,538,633 related to appreciated investment securities and $1,166,478 related to depreciated investment securities.

Quarterly Report 74

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

75 Quarterly Report

Quarterly Holdings Report for Fidelity® Pennsylvania Municipal Income Fund

(formerly Spartan® Pennsylvania Municipal Income Fund)

September 30, 2005

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 97.0%
	Principal	Value
	Amount
New Jersey/Pennsylvania – 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d) .	$ 1,000,000	$ 1,104,130
Delaware River Port Auth. Pennsylvania & New Jersey
Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA
Insured)	2,000,000	2,194,140
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	770,658
		4,068,928

Pennsylvania – 92.8%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.):
Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	1,500,000	1,539,930
5.75% 1/1/08 (MBIA Insured) (c)	1,000,000	1,045,570
5.75% 1/1/11 (MBIA Insured) (c)	2,000,000	2,162,840
5.75% 1/1/12 (MBIA Insured) (c)	3,000,000	3,259,530
5.75% 1/1/14 (MBIA Insured) (c)	3,000,000	3,283,650
5.75% 1/1/09 (MBIA Insured) (c)	3,000,000	3,183,090
Allegheny County Gen. Oblig. Series C55, 5.375%
11/1/15 (MBIA Insured)	3,535,000	3,884,258
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	750,000	784,718
5.25% 3/1/32	2,000,000	2,117,940
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	450,496
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.
UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,034,080
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,655,728
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,988,872
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (b)	3,000,000	2,979,150
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	1,710,232
5.5% 12/1/30 (MBIA Insured)	305,000	330,736
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (d)	1,695,000	1,871,111
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,731,900
6% 3/1/31 (FSA Insured)	1,975,000	2,276,997
Bristol Borough School District:
5.25% 3/1/25 (FSA Insured)	1,200,000	1,309,332
5.25% 3/1/31 (FSA Insured)	3,995,000	4,321,791

77		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Pennsylvania – continued
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania Suburban Wtr. Co. Proj.) Series 2002,
5.55% 9/1/32 (FGIC Insured) (c)	$1,870,000	$1,984,538
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	519,585
0% 9/15/28 (FGIC Insured)	1,000,000	328,580
0% 9/15/29 (FGIC Insured)	2,705,000	836,900
0% 11/15/19 (Pre-Refunded to 11/15/07
@ 50.177) (d)	5,650,000	2,655,670
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,888,204
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,779,625
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,203,120
Chester County Health & Ed. Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	626,676
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,509,363
Cumberland County Muni. Auth. College Rev. (Dickerson
College Proj.) Series A, 5.5% 11/1/30 (AMBAC
Insured)	4,200,000	4,514,412
Delaware County Auth. College Rev. (Haverford College
Proj.):
5.75% 11/15/29	5,000,000	5,485,200
6% 11/15/30	3,620,000	4,041,513
Delaware County Indl. Dev. Auth. Rev. (Philadelphia
Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC
Insured) (c)	2,500,000	2,724,700
Delaware County Reg’l. Wtr. Quality Cont. Auth. Swr.
Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,369,354
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,172,040
Harrisburg Auth. Dauphin County School Rev.
(Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14
(FGIC Insured)	1,655,000	1,824,439
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I,
5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (d)	445,000	459,930
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC
Insured)	1,115,000	1,237,750
Kennett Consolidated School District Series A, 5.25%
2/15/15 (FGIC Insured)	1,310,000	1,432,668
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)	2,000,000	1,995,340

Quarterly Report 78

Municipal Bonds continued
	Principal	Value
	Amount
Pennsylvania – continued
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	$2,365,000	$ 2,577,968
6% 6/1/16 (AMBAC Insured)	1,000,000	1,166,400
Montgomery County Higher Ed. & Health Auth. Rev.
(Health Care-Holy Redeemer Health Proj.) Series A,
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,051,780
Muhlenberg School District Series AA, 5.375% 9/1/15
(FGIC Insured)	1,055,000	1,163,138
Northumberland County Auth. Commonwealth Lease
Rev. (State Correctional Facilities Proj.) 0% 10/15/10
(Escrowed to Maturity) (d)	1,000,000	836,610
Owen J. Roberts School District 5.5% 8/15/19 (FSA
Insured)	1,525,000	1,678,278
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,376,108
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	7,565,000	7,719,250
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,046,679
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,538,326
6.375% 11/1/41 (c)	1,300,000	1,398,436
(Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)	1,500,000	1,487,460
Pennsylvania Gen. Oblig.:
First Series:
5% 7/1/19	2,500,000	2,687,325
5.25% 2/1/14	125,000	135,900
5.25% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,250,000	1,370,813
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,676,084
5.25% 6/1/15 (FSA Insured)	3,350,000	3,702,688
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	6,000,000	6,706,380
5.75% 10/1/16 (Pre-Refunded to 10/1/09
@ 101) (d)	475,000	525,146
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series A:
5% 5/1/16 (MBIA Insured)	1,135,000	1,232,962
5% 5/1/18 (MBIA Insured)	1,220,000	1,312,183
6% 5/1/24 (Pre-Refunded to 5/1/09 @ 100) (d)	4,075,000	4,461,473

79		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Pennsylvania – continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: -
continued
(Drexel Univ. Proj.):
6% 5/1/29 (Pre-Refunded to 5/1/09 @ 100) (d)	$3,470,000	$3,799,095
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,750,800
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured) .	1,000,000	1,085,200
(Univ. of Pennsylvania Health Systems Proj.) Series A,
5% 8/15/17 (AMBAC Insured)	3,000,000	3,199,500
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,069,690
5.25% 8/1/11 (FSA Insured)	1,000,000	1,077,140
Series 2001 A:
6% 1/15/22	400,000	441,344
6% 1/15/31	1,000,000	1,098,350
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	542,745
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375%
10/1/28 (c)	475,000	477,119
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,199,286
7% 1/1/07 (AMBAC Insured)	1,000,000	1,048,480
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75%
1/15/19 (FGIC Insured)	500,000	535,965
(Philadelphia School District Proj.) 5% 6/1/33 (FSA
Insured)	3,085,000	3,193,901
Pennsylvania State Univ.:
5% 9/1/29	1,550,000	1,634,150
5% 9/1/35	4,485,000	4,699,024
Pennsylvania Tpk. Commission Registration Fee Rev.
Series 2001, 5.5% 7/15/33 (Pre-Refunded to
7/15/11 @ 101) (d)	1,000,000	1,118,610
Pennsylvania Tpk. Commission Tpk. Rev. Series S,
5.625% 6/1/12 (FGIC Insured)	2,000,000	2,231,600
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	2,000,000	2,129,800
5.375% 6/15/11 (FGIC Insured) (c)	3,770,000	4,012,675
6% 6/15/08 (FGIC Insured) (c)	3,000,000	3,182,340
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series:
5% 7/1/07 (FSA Insured)	4,000,000	4,123,400
5% 7/1/08 (FSA Insured)	1,000,000	1,046,530
Series A1, 5.25% 9/1/18	3,340,000	3,575,136

Quarterly Report 80

Municipal Bonds continued
	Principal	Value
	Amount
Pennsylvania – continued
Philadelphia Gas Works Rev.: – continued
Third Series, 5% 8/1/06 (FSA Insured)	$1,000,000	$ 1,016,160
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,652,333
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health
Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,044,180
5.5% 5/15/08	1,000,000	1,049,710
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp.
Rev. (Jeanes Hosp. Proj.) 5.875% 7/1/17
(Pre-Refunded to 7/1/07 @ 102) (d)	340,000	363,361
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA
Insured)	1,000,000	809,480
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,181,800
Philadelphia Redev. Auth. Rev. (Philadelphia
Neighborhood Transformation Initiative Proj.) Series
2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,038,380
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to
2/1/12 @ 100) (d)	3,565,000	3,959,646
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)	2,785,000	2,964,020
Series 2005 D:
5.5% 6/1/16 (FSA Insured) (a)	2,030,000	2,290,084
5.5% 6/1/17 (FSA Insured) (a)	2,125,000	2,404,671
Series A, 5.75% 2/1/16 (Pre-Refunded to 2/1/11
@ 100) (d)	500,000	558,285
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12
@ 100) (d)	1,500,000	1,685,100
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,896,966
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,777,897
Series A:
5% 11/1/31 (FGIC Insured)	1,075,000	1,110,507
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,276,930
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,417,000
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (d)	800,000	872,776
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	254,653
Series A:
5% 9/1/11 (MBIA Insured)	5,000,000	5,374,750
6% 3/1/07 (MBIA Insured)	2,735,000	2,845,467

81		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Pennsylvania – continued
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	$2,610,000	$ 2,465,067
0% 8/1/08 (AMBAC Insured)	2,000,000	1,813,940
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,642,193
Quaker Valley School District 5.5% 4/1/25
(Pre-Refunded to 4/1/14 @ 100) (d)	1,020,000	1,152,702
Scranton-Lackawanna Health & Welfare Auth. Rev.
(Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,583,980
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	862,854
5.375% 4/1/17 (FSA Insured)	830,000	901,571
5.375% 4/1/18 (FSA Insured)	875,000	948,885
Upper Saint Clair Township School District 5.375%
7/15/16 (FSA Insured)	1,855,000	2,032,672
West Allegheny School District Series B, 5.25% 2/1/12
(FGIC Insured)	1,850,000	2,026,601
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	2,860,272
0% 8/1/16 (Escrowed to Maturity) (d)	2,955,000	1,866,644
Westmoreland County Indl. Dev. Auth. Rev. (Nat’l. Waste
& Energy Corp./Valley Landfill Expansion Proj.) 5.1%,
tender 5/1/09 (b)(c)	2,700,000	2,815,236
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,694,600
0% 8/15/20 (FGIC Insured)	2,500,000	1,279,200
Series C, 0% 8/15/17 (Escrowed to Maturity) (d)	2,500,000	1,495,375
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA
Insured)	3,235,000	2,428,126
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	1,000,000	1,084,890
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,171,415
		293,605,204

Puerto Rico 2.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	451,192
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (d)	2,455,000	2,695,541
Series C:
5.5% 7/1/17 (AMBAC Insured)	1,200,000	1,374,516

Quarterly Report 82

Municipal Bonds continued
	Principal	Value
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.: -
continued
Series C:
5.5% 7/1/25 (AMBAC Insured)	$2,500,000	$ 2,914,525
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,103,070
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc.
Insured)	500,000	553,840
		9,092,684

TOTAL INVESTMENT PORTFOLIO 97.0%
(Cost $294,845,359)		306,766,816

NET OTHER ASSETS – 3.0%		9,565,012

NET ASSETS 100%		$ 316,331,828

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $294,782,622. Net unrealized appreciation aggregated $11,984,194, of which $12,916,003 related to appreciated investment securities and $931,809 related to depreciated investment securities.

83 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

84

Quarterly Holdings Report for Fidelity® Short Intermediate Municipal Income Fund

(formerly Spartan® Short Intermediate Municipal Income Fund)

September 30, 2005

1.807744.101 STM-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 97.9%
	Principal	Value
	Amount (000s)	(000s)
Alabama – 2.3%
Alabama Agric. & Mechanical Univ. Revs. 6.5%
11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)	$2,000	$2,045
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (c)	1,750	1,797
5.25% 10/1/08 (MBIA Insured) (c)	2,900	3,022
5.75% 10/1/09 (MBIA Insured) (c)	4,000	4,282
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07	2,210	2,259
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (d)	5,000	5,457
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)	13,460	14,308
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)	3,900	4,340
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)	2,055	2,219
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,026
5% 2/1/08 (MBIA Insured)	1,475	1,536
		42,291

Alaska – 1.5%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (c)	3,285	3,565
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-
Refunded to 12/1/10 @ 100) (d)	2,500	2,787
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,934
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,732
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,425
0% 6/30/07 (MBIA Insured)	7,050	6,672
0% 6/30/08 (MBIA Insured)	4,240	3,879
		27,994

Arizona – 1.0%
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)	1,115	1,183
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10	3,750	4,398
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)	7,060	7,832

Quarterly Report 86

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Arizona – continued
Tucson Wtr. Rev.:
Series 2002, 5.5% 7/1/06 (FGIC Insured)	$980	$999
Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,614
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking
& Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC
Insured)	2,000	2,115
		18,141

Arkansas – 0.3%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (b)(c)	1,000	1,001
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series
2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,068
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,014
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,011
4.25% 9/1/07 (FGIC Insured)	2,175	2,220
		6,314

California – 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,499
5.25% 5/1/10 (MBIA Insured)	1,200	1,302
5.25% 5/1/12 (MBIA Insured)	6,000	6,600
California Gen. Oblig.:
5% 2/1/09	1,640	1,730
5% 2/1/10	2,000	2,133
5% 12/1/11 (MBIA Insured)	8,000	8,724
5.125% 9/1/12	1,000	1,072
5.25% 2/1/10 (FSA Insured)	7,265	7,867
5.25% 2/1/11	5,775	6,264
5.5% 3/1/11 (FGIC Insured)	3,210	3,552
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,891
5.75% 10/1/08	1,085	1,166
6.4% 9/1/08	3,075	3,349
6.5% 9/1/10	1,740	1,978
8% 11/1/07 (FGIC Insured)	7,000	7,349
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,066
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (b)(c)	15,000	15,050

87		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender
5/1/06 (b)(c)	$5,000	$4,990
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07	1,075	1,123
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,121
5% 6/1/08	6,000	6,271
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (b)	1,400	1,393
(Kaiser Permanente Health Sys. Proj.) Series 2004 G,
2.3%, tender 5/1/07 (b)	8,000	7,900
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)	1,770	1,829
5.25% 7/1/08 (MBIA Insured)	855	904
Golden State Tobacco Securitization Corp. Series 2003
B, 5% 6/1/08 (Escrowed to Maturity) (d)	1,300	1,363
Long Beach Hbr. Rev. Series 2000 A, 5.5% 5/15/06 (c)	3,000	3,039
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06
(AMBAC Insured) (c)	1,495	1,526
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured) (a)	1,975	2,018
5% 9/1/08 (AMBAC Insured) (a)	2,080	2,153
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,841
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (e)	8,955	9,166
		152,229

Colorado – 0.3%
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)	2,200	2,139
0% 9/1/07 (Escrowed to Maturity) (d)	3,200	3,008
		5,147

Connecticut – 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (d)	5,000	5,418
Series 2002 C, 5% 12/15/08	1,930	2,039

Quarterly Report 88

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$1,275	$1,295
4.5% 7/1/08 (MBIA Insured)	1,045	1,082
5% 7/1/09 (MBIA Insured)	1,000	1,061
		10,895

District Of Columbia – 2.0%
District of Columbia Ctfs. of Prtn.:
(District’s Pub. Safety and Emergency Preparedness
Communications Ctr. and Related Technology Proj.)
Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,305
5% 1/1/06 (AMBAC Insured)	1,000	1,005
5% 1/1/07 (AMBAC Insured)	1,000	1,023
5.25% 1/1/08 (AMBAC Insured)	935	974
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,903
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,398
Series A:
5% 6/1/06	3,480	3,525
5% 6/1/07	2,810	2,891
5.25% 6/1/09 (FSA Insured)	1,000	1,066
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,759
District of Columbia Rev. (Medstar Univ. Hosp. Proj.)
Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	9,477
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,764
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,766
4% 10/1/07 (FSA Insured) (c)	1,000	1,013
		36,869

Florida – 3.4%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	535
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,017
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,253
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10 (a)	1,000	1,058
Series B, 5% 11/15/08 (a)	800	833

89 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Florida – continued
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.): -
continued
3.95%, tender 9/1/12 (b)	$7,550	$7,471
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,057
4.25%, tender 8/1/07 (b)(c)	6,000	6,031
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,212
Miami-Dade County Cap. Asset Acquisition Fixed Rate
Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC
Insured)	2,825	2,954
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (b)	1,500	1,600
Miami-Dade County School District Series 1994 A,
5.65% 6/1/06 (MBIA Insured)	1,545	1,573
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,430
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)	1,500	1,518
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (b)	9,000	9,793
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured)	1,150	1,163
4.5% 7/1/08 (MBIA Insured)	1,250	1,295
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC Suntrust Banks of Florida,
Inc. (b)	2,000	1,967
3%, tender 10/1/09, LOC Suntrust Bank (b)	1,000	981
		62,741

Georgia – 1.0%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to
Maturity) (d)	6,000	6,052
Cobb County Dev. Auth. Solid Waste Disp. Rev.
(Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender
4/1/06 (b)(c)	1,000	1,001
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)	1,505	1,587
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA
Insured)	2,250	2,333
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)	4,105	5,004

Quarterly Report 90

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – continued
Gwinnett County Gen. Oblig. 4% 1/1/06	$1,035	$1,038
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA
Insured)	1,095	1,141
		18,156

Hawaii – 2.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (c)	3,850	4,528
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,265
5.75% 10/1/11 (Pre-Refunded to 10/1/10
@ 100) (d)	170	183
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	31,614
		39,590

Illinois – 9.5%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,393
5% 1/1/08 (MBIA Insured)	1,190	1,236
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,091
5% 1/1/07 (FGIC Insured)	1,000	1,024
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,023
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,302
5% 1/1/11 (AMBAC Insured)	3,625	3,872
Chicago O’Hare Int’l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,725
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,219
5.5% 1/1/08 (AMBAC Insured)	5,000	5,128
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,362
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,165
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,697
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA
Insured)	12,825	13,588
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,013
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,987

91		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula
Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC
Insured)	$4,785	$5,169
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,600	3,627
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)	2,975	3,178
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)	8,000	8,550
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)	4,525	4,729
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (b)(c)	2,200	2,206
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (b)	6,100	6,057
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10	1,900	2,045
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (b)	12,800	12,732
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)	6,100	6,130
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (d)	2,640	2,910
Series B:
3.1%, tender 7/1/07 (b)(d)	5	5
3.1%, tender 7/1/07 (b)	3,895	3,875
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06	1,115	1,132
5% 10/1/07	1,225	1,259
5% 10/1/08	1,000	1,039
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,607
First Series:
5% 8/1/06	8,160	8,295
5.25% 4/1/08 (MBIA Insured)	1,035	1,088
5.25% 4/1/10 (MBIA Insured)	2,600	2,805
5.5% 8/1/10	1,415	1,545
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)	7,075	7,842
Series A, 5% 10/1/09	2,600	2,763
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d) .	1,000	1,104

Quarterly Report 92

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr.
Proj.):
5% 5/15/07	$500	$507
5% 5/15/08	700	710
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	2,000	1,658
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12 (FSA
Insured)	2,270	2,509
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12
@ 100) (d)	1,600	1,804
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (d)	5,000	5,567
Kendall, Kane & Will Counties Cmnty. Unit School
District #308:
5.25% 10/1/05 (FGIC Insured)	560	560
5.25% 10/1/06 (FGIC Insured)	695	711
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,534
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,219
0% 12/1/07 (FGIC Insured)	625	584
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,122
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.)
5% 8/15/11 (AMBAC Insured)	1,360	1,461
Will County School District #122 Series B, 0% 11/1/08
(FSA Insured)	1,500	1,354
		175,817

Indiana – 3.5%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA
Insured)	1,000	1,067
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,785	1,982
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (d)	1,885	2,093
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,860
5.25% 7/10/11 (FSA Insured)	2,295	2,498
5.25% 1/10/12 (FSA Insured)	1,355	1,475

93		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Hamilton Southeastern Consolidated School Bldg. Corp.:
– continued
5% 1/15/10 (FSA Insured)	$1,835	$1,955
5% 1/15/11 (FSA Insured)	1,910	2,048
5% 1/15/12 (FSA Insured)	1,990	2,144
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,855	2,060
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	1,000	1,003
5.5% 11/15/06	1,000	1,027
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%,
tender 5/1/07 (b)	7,100	7,301
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,327
5% 1/1/08 (MBIA Insured) (c)	1,550	1,601
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,172
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC
Insured)	1,405	1,491
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,079
5.25% 7/15/11 (MBIA Insured)	1,020	1,108
5.25% 1/15/12 (MBIA Insured)	1,045	1,134
5.25% 7/15/12 (MBIA Insured)	1,075	1,173
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,605	1,782
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,695	1,882
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA
Insured)	1,585	1,730
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,067
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,072
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b) .	10,000	9,820
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,149
5.25% 7/15/11 (MBIA Insured)	1,125	1,222
5.25% 1/15/12 (MBIA Insured)	1,150	1,248
		64,570

Quarterly Report

94

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Kansas 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (b)	$2,400	$2,456
Kentucky 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (c)	1,185	1,240
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,611
0% 1/1/09 (AMBAC Insured)	2,000	1,785
		12,636

Louisiana – 0.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured) (a)	1,000	1,069
Maryland 0.3%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,656
Prince Georges County Gen. Oblig. Series 2004 C, 5%
12/1/10	3,770	4,058
		5,714

Massachusetts 3.1%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,689
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,223
5.875% 8/1/08	1,630	1,722
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,298
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (d)	2,775	2,947
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (d)	2,570	2,810
Series 2001 A, 5.5% 1/1/11	5,000	5,480
Series 2003 A, 5.375% 8/1/08	5,165	5,470
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,942
5.5% 10/1/10 (MBIA Insured)	1,130	1,239
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08
@ 101) (d)	2,055	2,133
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12
@ 100) (d)	2,495	2,727

95 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	$2,720	$2,847
(Dana Farber Cancer Proj.) Series G1, 6.25%
12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,076
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air
Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC
Insured) (c)	1,000	1,066
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,006
5% 8/1/11 (MBIA Insured)	3,500	3,782
5.25% 8/1/12 (MBIA Insured)	6,000	6,605
		57,062

Michigan – 3.2%
Battle Creek Downtown Dev. Auth. 6% 5/1/06
(Escrowed to Maturity) (d)	2,000	2,036
Chippewa Valley Schools:
4% 5/1/06	1,000	1,006
5% 5/1/08	1,260	1,317
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,602
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,111
5% 4/1/08 (MBIA Insured)	14,545	15,199
5% 4/1/09 (MBIA Insured)	10,620	11,243
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26
(Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,202
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,266
Hazel Park School District 5% 5/1/08	1,275	1,332
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	2,985
Troy School District 5% 5/1/11 (MBIA Insured) (a)	1,000	1,057
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA
Insured)	1,225	1,313
		58,669

Minnesota 0.4%
Hopkins Independent School District #270 Series B, 4%
2/1/06	2,575	2,585
Metropolitan Council Minneapolis-Saint Paul
Metropolitan Area Series 2005 A, 5% 9/1/06	2,340	2,384

Quarterly Report

96

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Minnesota – continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	$1,200	$1,254
5.25% 12/1/10	500	533
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	700	698
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	1,011
		8,465

Mississippi – 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (c)	1,190	1,234
Missouri – 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,352
Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,990
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,047
5% 2/1/08 (FGIC Insured)	2,000	2,084
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,177
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06
(FSA Insured)	1,635	1,663
		11,313

Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (b)	2,900	3,025
Nebraska – 1.8%
Lancaster County School District #1 (Lincoln Pub. Schools
Proj.) 4% 1/15/06	1,000	1,003
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,287
0% 1/1/07 (MBIA Insured)	4,000	3,846
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5%
2/1/09	3,500	3,639
		32,775

97 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Nevada 1.8%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (c)	$800	$812
5% 7/1/08 (AMBAC Insured) (c)	2,215	2,300
5% 7/1/09 (AMBAC Insured) (c)	2,700	2,823
5% 7/1/10 (AMBAC Insured) (c)	1,225	1,289
5% 7/1/11 (AMBAC Insured) (c)	1,790	1,889
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	3,230	3,483
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (d)	1,600	1,771
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,149
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,724
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	2,410	2,581
		32,821

New Hampshire – 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (b)(c)	2,500	2,481
New Jersey – 4.5%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)	920	954
5% 1/1/09 (AMBAC Insured)	1,000	1,053
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) .	1,225	1,314
Garden State Preservation Trust Open Space &
Farmland Preservation Series B, 6.25% 11/1/09
(MBIA Insured) (a)	4,000	4,413
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,681
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08
(FGIC Insured) (a)	6,175	6,451
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%,
tender 1/1/10 (AMBAC Insured) (b)	14,950	14,861
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5% 6/15/06	355	360
5% 6/15/06 (Escrowed to Maturity) (d)	5,945	6,032
Series A, 5.25% 12/15/08 (MBIA Insured)	15,000	15,945
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,947
5.25% 12/15/11 (FGIC Insured)	10,015	10,942

Quarterly Report 98

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)	$1,000	$1,052
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,707
		83,712

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09	5,170	5,447
New Mexico – 1.1%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New
Mexico San Juan and Four Corners Projs.) Series
2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,950
Sandoval County Incentive Payment Rev. 4.25%
12/1/06 (Escrowed to Maturity) (d)	13,750	13,953
		20,903

New York – 10.9%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,272
5% 1/1/12	1,175	1,259
Metropolitan Trans. Auth. Commuter Facilities Rev.
Series A, 5.375% 7/1/09 (Escrowed to Maturity) (d) .	3,635	3,925
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5%
1/1/06	10,110	10,161
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	800	854
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,801
Series 2000 A, 6.5% 5/15/11	2,075	2,347
Series 2002 G, 5.5% 8/1/10	2,720	2,957
Series 2004 G, 5% 8/1/09	8,000	8,458
Series 2005 C, 5% 8/1/12	19,770	21,207
Series 2005 D, 5% 8/1/12	4,925	5,283
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,659
Series 2005 K:
5% 8/1/11	7,120	7,616
5% 8/1/12	4,360	4,677
Series 2005 O, 5% 6/1/12	7,500	8,034
Series A, 5.25% 11/1/14 (MBIA Insured)	600	655
Series B, 5.75% 8/1/14	1,000	1,110
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,083

99		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series H, 5.75% 3/15/11 (FGIC Insured)		$1,700	$1,885
Subseries 2005 F1, 5% 9/1/15		3,560	3,828
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to
6/15/06 @ 101) (d)		7,320	7,535
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .		5,540	6,242
Series A, 5.75% 7/1/13		3,500	3,877
Series C, 7.5% 7/1/10		3,100	3,420
Series 2003 A:
5% 1/1/06		1,250	1,256
5% 1/1/07		10,855	11,117
5% 3/15/08		2,000	2,084
Series B, 5.25%, tender 5/15/12 (b)		13,000	14,053
New York State Urban Dev. Corp. Rev. 5% 1/1/12		5,000	5,373
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07		1,750	1,785
4.5% 2/1/08		1,500	1,548
5% 2/1/09		2,035	2,146
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09		3,800	4,005
Series A1:
5.25% 6/1/12		5,000	5,072
5.25% 6/1/13		17,500	18,342
Series B1, 5% 6/1/06		17,815	18,044
			202,032

New York & New Jersey – 0.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)		1,200	1,247
127th Series, 5% 12/15/08 (AMBAC Insured) (c)		3,510	3,682
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (c)		4,100	4,630
			9,559

North Carolina – 1.1%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08		4,940	5,033
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)		1,500	1,623

Quarterly Report	100

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
– continued
Series A, 5.5% 1/1/10	$3,000	$3,180
Series B, 6% 1/1/06	6,170	6,207
Series C, 5% 1/1/08	1,190	1,225
Series D, 5.375% 1/1/10	3,715	3,920
		21,188

Ohio – 1.0%
Akron Ctfs. of Prtn.:
5% 12/1/06	1,375	1,407
5% 12/1/07	2,350	2,436
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series
1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,942
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,999
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,458
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%,
tender 1/1/06 (b)	1,000	999
Ohio Gen. Oblig. Series 2000 E, 5.5% 5/1/09	1,905	2,051
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,682
5% 12/1/07 (FSA Insured)	1,285	1,337
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison
Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,796
		19,107

Oklahoma – 0.2%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (d)	1,000	789
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble,
Inc. Proj.) 5% 5/1/06	3,200	3,236
		4,025

Oregon – 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,299
Eugene Elec. Util. Rev. Series A, 5.25% 8/1/06 (FSA
Insured)	1,280	1,304
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,056
5% 5/1/11 (FSA Insured)	1,000	1,071

101 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Oregon – continued
Oregon Gen. Oblig. 8.25% 1/1/07		$1,000	$1,062
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)		2,550	2,734
			8,526

Pennsylvania – 4.4%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (c)		1,300	1,412
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06		3,065	3,118
5.5% 6/15/07		2,000	2,077
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (b)		4,500	4,469
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)		1,495	1,690
Hazleton Area School District 6.5% 3/1/06 (FSA
Insured)		1,155	1,172
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)		10,000	9,977
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 5%
6/1/06 (AMBAC Insured)		3,750	3,793
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)		1,200	1,190
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06		1,405	1,413
5% 8/15/07		1,735	1,780
5% 8/15/08		2,000	2,076
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09		1,750	1,866
Series B:
5% 9/1/06		4,510	4,593
5.25% 9/1/08		5,860	6,199
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)		2,750	2,985
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)		7,410	7,755
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)		5,500	5,670

Quarterly Report	102

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia Muni. Auth. Rev.: – continued
Series A:
5% 5/15/08 (FSA Insured)	$5,000	$5,222
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,709
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured) (a)	1,465	1,602
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,323
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA
Insured)	2,000	2,081
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,819
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06
(MBIA Insured)	1,865	1,907
		81,898

Puerto Rico 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (b)	1,000	1,020
Rhode Island – 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,248
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,774
		4,022

South Carolina – 1.7%
Berkeley County School District 7% 4/1/07	2,615	2,769
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,013
5% 8/15/07	1,700	1,749
5% 8/15/08	1,690	1,750
Greenville County Pub. Facilities Corp. Certificate of
Prtn. (Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,556
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,523
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,929
5% 1/1/09 (FSA Insured)	1,945	2,057
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A, 5% 1/1/07 (FSA Insured)	4,105	4,206
Series 2005 B, 5% 1/1/10 (MBIA Insured) (a)	3,000	3,214

103		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Pub. Svc. Auth. Rev.: – continued
Series A:
5.5% 1/1/11 (MBIA Insured)	$3,000	$3,269
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,504
Series D, 5% 1/1/06	2,750	2,764
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,061
		31,364

Tennessee – 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,249
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,137
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,514
4.5% 9/1/08 (MBIA Insured)	1,620	1,675
4.5% 9/1/09 (MBIA Insured)	1,685	1,753
Metropolitan Govt. Nashville & Davidson County
Series A, 5.25% 10/15/09	3,795	4,076
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (c)	1,675	1,699
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,200	1,278
		16,381

Texas 14.7%
Alief Independent School District Series 2004 B, 5%
2/15/10	1,500	1,598
Arlington Independent School District 5% 2/15/13	2,500	2,708
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	940	944
6.5% 11/15/05 (MBIA Insured) (c)	6,870	6,898
Austin Independent School District 5% 8/1/07 (a)	3,605	3,678
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,434
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,394
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,767
5% 6/15/10 (FSA Insured)	1,000	1,068
Birdville Independent School District 5% 2/15/10	1,300	1,385

Quarterly Report

104

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	$6,255	$6,316
Brownsville Independent School District 5% 8/15/11	1,430	1,540
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)	1,500	1,656
College Station Independent School District 5% 2/15/10	1,000	1,065
Conroe Independent School District Lot B, 0% 2/15/08 .	3,000	2,765
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,291
5% 3/1/07 (FSA Insured)	2,735	2,809
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,083
5% 7/15/13 (FSA Insured)	1,665	1,810
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,440
5% 2/15/08	2,000	2,083
Dallas Independent School District Series 2005, 5.25%
8/15/08	2,000	2,111
Del Valle Independent School District 5.5% 2/1/09	1,205	1,288
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured)	3,065	3,297
5% 7/15/13 (FSA Insured)	1,200	1,302
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,009
5% 3/1/08 (AMBAC Insured)	2,770	2,887
Fort Bend Independent School District 5%, tender
8/15/09 (b)	5,000	5,276
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,009
Fort Worth Independent School District 5% 2/15/12	1,500	1,617
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,337
4% 2/15/08 (FSA Insured)	1,145	1,166
5% 2/15/10 (FSA Insured)	1,710	1,821
4% 2/15/06 (FSA Insured)	2,975	2,987
4% 2/15/07 (FSA Insured)	3,115	3,156
Garland Independent School District 0% 2/15/07	1,610	1,541
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC
Insured)	4,400	4,148
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09	3,710	3,941

105		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
			Principal	Value
			Amount (000s)	(000s)
Texas continued
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)			$3,030	$3,290
5.25% 4/15/12 (FSA Insured)			2,000	2,184
Houston Gen. Oblig. 5.5% 3/1/06			2,580	2,607
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)			1,250	1,351
5.25% 11/15/11 (FSA Insured) (a)			4,430	4,845
Irving Independent School District 5.25% 2/15/13			2,145	2,357
Katy Independent School District Series A:
4% 2/15/06			1,335	1,341
5.25% 2/15/12			2,000	2,184
Killeen Independent School District 4% 2/15/08			1,200	1,222
Klein Independent School District Series A, 5% 8/1/12		.	2,250	2,432
La Porte Independent School District 4% 2/15/08			2,000	2,037
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)			1,300	1,305
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)			3,000	2,692
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)		.	5,000	5,443
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA
Insured)			2,465	2,643
5% 2/15/09 (MBIA Insured)			1,615	1,703
5% 2/15/10 (MBIA Insured)			1,845	1,965
Mesquite Independent School District Series A, 0%
8/15/06			1,115	1,087
New Braunfels Independent School District 0% 2/1/07		.	2,000	1,917
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (d)			3,600	4,134
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)			2,000	2,109
5%, tender 7/1/08 (FSA Insured) (b)			2,650	2,770
Northside Independent School District Series B, 2.45%,
tender 8/1/06 (Liquidity Facility Dexia Cr. Local de
France) (b)			7,100	7,073
Port Houston Auth. Harris County 6% 10/1/06 (FGIC
Insured) (c)			2,000	2,058
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)			2,625	2,827
Rockwall Independent School District:
5% 2/15/08			3,825	3,983
5% 2/15/09			4,690	4,945

Quarterly Report	106

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5%
4/1/10 (FSA Insured)	$1,630	$1,742
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (d)	5,000	5,492
5.25% 2/1/07	2,500	2,572
5.25% 2/1/08	1,000	1,048
San Antonio Independent School District 7% 8/15/08	5,000	5,508
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,688
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,092
Socorro Independent School District 5% 8/15/09	2,070	2,196
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	3,019
Spring Independent School District 5% 2/15/08	1,875	1,952
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,123
Series 1992 A, 8% 10/1/07	10,000	10,946
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,624
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,863
Texas Pub. Fin. Auth. Bldg. Rev. (Dept. of Criminal Justice
Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,051
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Projs.) Series A, 5% 2/1/10 (AMBAC
Insured)	1,055	1,125
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA
Insured)	2,000	2,168
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,494
5% 2/15/11 (AMBAC Insured)	1,250	1,342
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,516
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5%
2/1/06 (FSA Insured)	1,270	1,273
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,228
5% 7/1/07	1,000	1,022
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,204
Series B:
5% 8/15/09	13,555	14,394
5.25% 8/15/11	5,025	5,484

107		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Texas continued
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)		$1,055	$1,063
5% 2/15/07 (FGIC Insured)		1,110	1,139
5% 2/15/08 (FGIC Insured)		1,170	1,218
Wichita Falls Independent School District 0% 2/1/10		2,325	1,987
			273,702

Utah 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)		3,800	3,008
0% 10/1/12 (AMBAC Insured)		3,800	2,873
0% 10/1/13 (AMBAC Insured)		3,760	2,715
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11		1,700	1,833
			10,429

Virginia – 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)		1,000	1,008
Virginia Commonwealth Trans. Board Trans. Rev. (U.S.
Route 58 Corridor Dev. Prog.) Series B, 5.375%
5/15/12 (Pre-Refunded to 5/15/09 @ 101) (d)		1,800	1,954
			2,962

Washington 5.4%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)		1,190	1,283
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)		1,375	1,382
5% 1/1/07 (FSA Insured)		1,395	1,428
5.25% 1/1/08 (FSA Insured)		1,515	1,585
5.25% 1/1/09 (FSA Insured)		1,595	1,694
5% 1/1/11 (MBIA Insured)		1,680	1,805
5.25% 1/1/11 (FSA Insured)		1,935	2,102
King & Snohomish Counties School District #417
Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d) .		6,300	7,034
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)		2,500	2,828
King County Rural Library District 5% 12/1/06 (FSA
Insured)		1,045	1,069
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)		1,740	1,875

Quarterly Report	108

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	$3,000	$3,015
5% 1/1/07 (FSA Insured)	5,000	5,120
5.25% 1/1/08 (FSA Insured)	3,500	3,661
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (d)	1,155	1,279
Pierce County School District #10 Tacoma Series A, 5%
12/1/12 (FSA Insured)	4,175	4,513
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC
Insured) (c)	3,640	4,005
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA
Insured)	1,690	1,740
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,573
4.5% 12/1/09 (FGIC Insured)	1,000	1,044
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,107
5% 6/1/10 (FSA Insured)	1,000	1,071
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA
Insured)	1,000	1,090
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	33,800
5% 7/1/11 (FGIC Insured)	1,000	1,077
5.5% 7/1/11	3,500	3,793
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,195
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Series C, 5% 7/1/06 (FSA Insured)	5,000	5,075
		100,243

West Virginia – 0.1%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA
Insured)	2,500	2,507
Wisconsin – 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,771
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA
Insured) (a)	2,500	2,647
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (b)	15,000	15,119

109 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: -
continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	$1,000	$1,044
5% 8/15/10	1,870	1,955
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06
@ 100) (d)	2,230	2,276
5% 7/1/07	1,500	1,549
		27,361

TOTAL MUNICIPAL BONDS
(Cost $1,821,052)		1,816,862

Municipal Notes 0.3%

Michigan – 0.3%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp.
Proj.) Series 1988 A, 5.25%, VRDN (b)
(Cost $5,000)	5,000	5,000

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $1,826,052)		1,821,862

NET OTHER ASSETS – 1.8%		33,565

NET ASSETS 100%		$1,855,427

Security Type Abbreviation

VRDN — VARIABLE RATE DEMAND NOTE

Quarterly Report 110

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,166,000
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$8,955

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,826,052,000. Net unrealized depreciation aggregated $4,190,000, of which $8,729,000 related to appreciated investment securities and $12,919,000 related to depreciated investment securities.

111 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
T
hird party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

112

Quarterly Holdings Report for

Fidelity® Advisor Short Intermediate Municipal Income Fund Class A Class T Class B Class C Institutional Class

September 30, 2005

Class A, Class T, Class B, Class C and Institutional Class are classes of Fidelity® Short Intermediate Municipal Income Fund

1.807761.101 ASTM-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 97.9%
		Principal	Value
		Amount (000s)	(000s)
Alabama – 2.3%
Alabama Agric. & Mechanical Univ. Revs. 6.5%
11/1/25 (Pre-Refunded to 11/1/05 @ 102) (d)		$2,000	$2,045
Huntsville Solid Waste Disp. Auth. & Resource Recovery
Rev.:
5.25% 10/1/07 (MBIA Insured) (c)		1,750	1,797
5.25% 10/1/08 (MBIA Insured) (c)		2,900	3,022
5.75% 10/1/09 (MBIA Insured) (c)		4,000	4,282
Jefferson County Ltd. Oblig. School Warrants Series A,
5% 1/1/07		2,210	2,259
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to
2/1/09 @ 101) (d)		5,000	5,457
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (d)		13,460	14,308
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (d)		3,900	4,340
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (d)		2,055	2,219
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)		1,000	1,026
5% 2/1/08 (MBIA Insured)		1,475	1,536
			42,291

Alaska – 1.5%
Alaska Student Ln. Corp. Student Ln. Rev. Series A,
5.85% 7/1/13 (AMBAC Insured) (c)		3,285	3,565
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-
Refunded to 12/1/10 @ 100) (d)		2,500	2,787
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)		3,100	2,934
Series A, 0% 6/30/07 (MBIA Insured)		5,000	4,732
Series B:
0% 6/30/06 (MBIA Insured)		3,500	3,425
0% 6/30/07 (MBIA Insured)		7,050	6,672
0% 6/30/08 (MBIA Insured)		4,240	3,879
			27,994

Arizona – 1.0%
Arizona School Facilities Board Ctfs. of Prtn. Series C,
5% 9/1/09 (FSA Insured)		1,115	1,183
Maricopa County Unified School District #48 Scottsdale
7.4% 7/1/10		3,750	4,398
Pima County Unified School District #1 Tucson 7.5%
7/1/08 (FGIC Insured)		7,060	7,832

Quarterly Report	114

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Arizona – continued
Tucson Wtr. Rev.:
Series 2002, 5.5% 7/1/06 (FGIC Insured)	$980	$999
Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,614
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking
& Student Hsg. Proj.) Series A, 5% 6/1/09 (AMBAC
Insured)	2,000	2,115
		18,141

Arkansas – 0.3%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. Proj.) 3.65%, tender 8/1/06 (b)(c)	1,000	1,001
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series
2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,068
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,014
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,011
4.25% 9/1/07 (FGIC Insured)	2,175	2,220
		6,314

California – 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	28,499
5.25% 5/1/10 (MBIA Insured)	1,200	1,302
5.25% 5/1/12 (MBIA Insured)	6,000	6,600
California Gen. Oblig.:
5% 2/1/09	1,640	1,730
5% 2/1/10	2,000	2,133
5% 12/1/11 (MBIA Insured)	8,000	8,724
5.125% 9/1/12	1,000	1,072
5.25% 2/1/10 (FSA Insured)	7,265	7,867
5.25% 2/1/11	5,775	6,264
5.5% 3/1/11 (FGIC Insured)	3,210	3,552
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,891
5.75% 10/1/08	1,085	1,166
6.4% 9/1/08	3,075	3,349
6.5% 9/1/10	1,740	1,978
8% 11/1/07 (FGIC Insured)	7,000	7,349
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai
Med. Ctr. Proj.) 5% 11/15/10	1,000	1,066
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific
Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (b)(c)	15,000	15,050

115		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender
5/1/06 (b)(c)		$5,000	$4,990
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5%
10/1/07		1,075	1,123
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07		4,000	4,121
5% 6/1/08		6,000	6,271
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (b)		1,400	1,393
(Kaiser Permanente Health Sys. Proj.) Series 2004 G,
2.3%, tender 5/1/07 (b)		8,000	7,900
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured)		1,770	1,829
5.25% 7/1/08 (MBIA Insured)		855	904
Golden State Tobacco Securitization Corp. Series 2003
B, 5% 6/1/08 (Escrowed to Maturity) (d)		1,300	1,363
Long Beach Hbr. Rev. Series 2000 A, 5.5% 5/15/06 (c)		3,000	3,039
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/06
(AMBAC Insured) (c)		1,495	1,526
North City West School Facilities Fing. Auth. Spl. Tax
Subseries C:
5% 9/1/07 (AMBAC Insured) (a)		1,975	2,018
5% 9/1/08 (AMBAC Insured) (a)		2,080	2,153
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.
Series A, 0% 1/15/12 (MBIA Insured)		3,600	2,841
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55%
12/1/09 (e)		8,955	9,166
			152,229

Colorado – 0.3%
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (Escrowed to Maturity) (d)		2,200	2,139
0% 9/1/07 (Escrowed to Maturity) (d)		3,200	3,008
			5,147

Connecticut – 0.6%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to
11/15/11 @ 100) (d)		5,000	5,418
Series 2002 C, 5% 12/15/08		1,930	2,039

Quarterly Report	116

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.
(Connecticut Children’s Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	$1,275	$1,295
4.5% 7/1/08 (MBIA Insured)	1,045	1,082
5% 7/1/09 (MBIA Insured)	1,000	1,061
		10,895

District Of Columbia – 2.0%
District of Columbia Ctfs. of Prtn.:
(District’s Pub. Safety and Emergency Preparedness
Communications Ctr. and Related Technology Proj.)
Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,305
5% 1/1/06 (AMBAC Insured)	1,000	1,005
5% 1/1/07 (AMBAC Insured)	1,000	1,023
5.25% 1/1/08 (AMBAC Insured)	935	974
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,903
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,398
Series A:
5% 6/1/06	3,480	3,525
5% 6/1/07	2,810	2,891
5.25% 6/1/09 (FSA Insured)	1,000	1,066
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,759
District of Columbia Rev. (Medstar Univ. Hosp. Proj.)
Series D, 6.875%, tender 2/16/07 (b)(d)	9,000	9,477
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.
Series B, 5.5% 10/1/08 (FGIC Insured) (c)	6,460	6,764
Metropolitan Washington Arpts. Auth. Sys. Rev. Series D:
4% 10/1/06 (FSA Insured) (c)	1,750	1,766
4% 10/1/07 (FSA Insured) (c)	1,000	1,013
		36,869

Florida – 3.4%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	535
Coral Gables Health Facilities Hosp. (Baptist Health
South Florida Obligated Group Proj.) 5% 8/15/06	1,000	1,017
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	3,000	3,253
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/10 (a)	1,000	1,058
Series B, 5% 11/15/08 (a)	800	833

117 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Florida – continued
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.): -
continued
3.95%, tender 9/1/12 (b)		$7,550	$7,471
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)		11,000	11,057
4.25%, tender 8/1/07 (b)(c)		6,000	6,031
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)		1,980	2,212
Miami-Dade County Cap. Asset Acquisition Fixed Rate
Spl. Oblig. Series 2002 A, 5% 4/1/08 (AMBAC
Insured)		2,825	2,954
Miami-Dade County School Board Ctfs. of Prtn. 5%,
tender 5/1/11 (MBIA Insured) (b)		1,500	1,600
Miami-Dade County School District Series 1994 A,
5.65% 6/1/06 (MBIA Insured)		1,545	1,573
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09		6,000	6,430
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (c)		1,500	1,518
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (b)		9,000	9,793
Seminole County School Board Ctfs. of Prtn. Series A:
4.5% 7/1/06 (MBIA Insured)		1,150	1,163
4.5% 7/1/08 (MBIA Insured)		1,250	1,295
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC Suntrust Banks of Florida,
Inc. (b)		2,000	1,967
3%, tender 10/1/09, LOC Suntrust Bank (b)		1,000	981
			62,741

Georgia – 1.0%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to
Maturity) (d)		6,000	6,052
Cobb County Dev. Auth. Solid Waste Disp. Rev.
(Georgia Waste Mgmt. Proj.) Series A, 3.65%, tender
4/1/06 (b)(c)		1,000	1,001
Columbia County Gen. Oblig. 5% 1/1/09 (FSA Insured)		1,505	1,587
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA
Insured)		2,250	2,333
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B,
8.25% 1/1/11 (MBIA Insured)		4,105	5,004

Quarterly Report	118

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Georgia – continued
Gwinnett County Gen. Oblig. 4% 1/1/06	$1,035	$1,038
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA
Insured)	1,095	1,141
		18,156

Hawaii – 2.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10
(FGIC Insured) (c)	3,850	4,528
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,265
5.75% 10/1/11 (Pre-Refunded to 10/1/10
@ 100) (d)	170	183
Honolulu City & County Gen. Oblig. Series B, 8%
10/1/09	26,940	31,614
		39,590

Illinois – 9.5%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,393
5% 1/1/08 (MBIA Insured)	1,190	1,236
Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,091
5% 1/1/07 (FGIC Insured)	1,000	1,024
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,023
Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,302
5% 1/1/11 (AMBAC Insured)	3,625	3,872
Chicago O’Hare Int’l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (c)	2,670	2,725
Series A:
5% 1/1/12 (MBIA Insured)	1,135	1,219
5.5% 1/1/08 (AMBAC Insured)	5,000	5,128
5.5% 1/1/10 (AMBAC Insured) (c)	5,000	5,362
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,165
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,697
Chicago School Fin. Auth. Series B, 5% 6/1/09 (FSA
Insured)	12,825	13,588
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,013
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,987

119		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Illinois – continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula
Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC
Insured)		$4,785	$5,169
Series A, 4.25% 6/1/08 (AMBAC Insured)		3,600	3,627
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09
(FGIC Insured)		2,975	3,178
Cook County Cmnty. College District #508 Ctfs. of Prtn.
8.75% 1/1/07 (FGIC Insured)		8,000	8,550
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08
(AMBAC Insured)		4,525	4,729
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) 3.85%, tender 5/1/08 (b)(c)		2,200	2,206
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas
Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender
2/1/08 (AMBAC Insured) (b)		6,100	6,057
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series
2004 C, 5.5% 10/1/10		1,900	2,045
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%,
tender 3/1/11 (b)		12,800	12,732
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (b)		6,100	6,130
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11
@ 101) (d)		2,640	2,910
Series B:
3.1%, tender 7/1/07 (b)(d)		5	5
3.1%, tender 7/1/07 (b)		3,895	3,875
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/06		1,115	1,132
5% 10/1/07		1,225	1,259
5% 10/1/08		1,000	1,039
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)		1,475	1,607
First Series:
5% 8/1/06		8,160	8,295
5.25% 4/1/08 (MBIA Insured)		1,035	1,088
5.25% 4/1/10 (MBIA Insured)		2,600	2,805
5.5% 8/1/10		1,415	1,545
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (d)		7,075	7,842
Series A, 5% 10/1/09		2,600	2,763
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (d) .		1,000	1,104

Quarterly Report	120

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Illinois – continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr.
Proj.):
5% 5/15/07	$500	$507
5% 5/15/08	700	710
Kane & DeKalb Counties Cmnty. Unit School District
#301 0% 12/1/10 (AMBAC Insured)	2,000	1,658
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/12 (FSA
Insured)	2,270	2,509
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12
@ 100) (d)	1,600	1,804
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/13
(Pre-Refunded to 12/1/11 @ 100) (d)	5,000	5,567
Kendall, Kane & Will Counties Cmnty. Unit School
District #308:
5.25% 10/1/05 (FGIC Insured)	560	560
5.25% 10/1/06 (FGIC Insured)	695	711
Lake County Cmnty. High School District #128,
Libertyville Series 2004, 5% 1/1/11	2,365	2,534
Rosemont Gen. Oblig. Series 3:
0% 12/1/07 (Escrowed to Maturity) (d)	2,375	2,219
0% 12/1/07 (FGIC Insured)	625	584
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001
A, 5% 4/1/08 (AMBAC Insured)	2,035	2,122
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.)
5% 8/15/11 (AMBAC Insured)	1,360	1,461
Will County School District #122 Series B, 0% 11/1/08
(FSA Insured)	1,500	1,354
		175,817

Indiana – 3.5%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA
Insured)	1,000	1,067
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,785	1,982
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (d)	1,885	2,093
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,860
5.25% 7/10/11 (FSA Insured)	2,295	2,498
5.25% 1/10/12 (FSA Insured)	1,355	1,475

121		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Indiana – continued
Hamilton Southeastern Consolidated School Bldg. Corp.:
– continued
5% 1/15/10 (FSA Insured)	$1,835	$1,955
5% 1/15/11 (FSA Insured)	1,910	2,048
5% 1/15/12 (FSA Insured)	1,990	2,144
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,855	2,060
Indiana Health Facility Fing. Auth. Rev.:
(Ascension Health Cr. Group Prog.) Series 2002 F:
5.5% 11/15/05	1,000	1,003
5.5% 11/15/06	1,000	1,027
(Ascension Health Cr. Group, Inc. Proj.) Series A, 5%,
tender 5/1/07 (b)	7,100	7,301
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis
Arpt. Auth. Proj.) Series I:
4% 1/1/06 (MBIA Insured) (c)	1,325	1,327
5% 1/1/08 (MBIA Insured) (c)	1,550	1,601
Indianapolis Resource Recovery Rev. (Ogden Martin
Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,172
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC
Insured)	1,405	1,491
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,079
5.25% 7/15/11 (MBIA Insured)	1,020	1,108
5.25% 1/15/12 (MBIA Insured)	1,045	1,134
5.25% 7/15/12 (MBIA Insured)	1,075	1,173
Mount Vernon of Hancock County Multi-School Corp.
Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (d)	1,605	1,782
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (d)	1,695	1,882
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA
Insured)	1,585	1,730
New Albany Floyd County Independent School Bldg.
Corp. 5% 1/15/11 (FSA Insured)	1,000	1,067
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,072
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of
Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b) .	10,000	9,820
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,149
5.25% 7/15/11 (MBIA Insured)	1,125	1,222
5.25% 1/15/12 (MBIA Insured)	1,150	1,248
		64,570

Quarterly Report

122

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Kansas 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (b)	$2,400	$2,456
Kentucky 0.7%
Kenton County Arpt. Board Arpt. Rev. Series B, 5%
3/1/09 (MBIA Insured) (c)	1,185	1,240
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,611
0% 1/1/09 (AMBAC Insured)	2,000	1,785
		12,636

Louisiana – 0.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev.
Series B, 5% 2/1/12 (AMBAC Insured) (a)	1,000	1,069
Maryland 0.3%
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition
Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,656
Prince Georges County Gen. Oblig. Series 2004 C, 5%
12/1/10	3,770	4,058
		5,714

Massachusetts 3.1%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,689
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts
Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,223
5.875% 8/1/08	1,630	1,722
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,298
Series B, 5.125% 12/15/14 (Pre-Refunded to
12/15/08 @ 101) (d)	2,775	2,947
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to
9/1/09 @ 101) (d)	2,570	2,810
Series 2001 A, 5.5% 1/1/11	5,000	5,480
Series 2003 A, 5.375% 8/1/08	5,165	5,470
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	1,900	1,942
5.5% 10/1/10 (MBIA Insured)	1,130	1,239
Series A, 4.5% 1/1/09 (Pre-Refunded to 1/1/08
@ 101) (d)	2,055	2,133
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12
@ 100) (d)	2,495	2,727

123 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berkshire Health Sys., Inc. Proj.) Series F, 5%
10/1/08	$2,720	$2,847
(Dana Farber Cancer Proj.) Series G1, 6.25%
12/1/14 (Pre-Refunded to 12/1/05 @ 102) (d)	3,000	3,076
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air
Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC
Insured) (c)	1,000	1,066
Springfield Gen. Oblig.:
5% 1/15/06 (MBIA Insured)	1,000	1,006
5% 8/1/11 (MBIA Insured)	3,500	3,782
5.25% 8/1/12 (MBIA Insured)	6,000	6,605
		57,062

Michigan – 3.2%
Battle Creek Downtown Dev. Auth. 6% 5/1/06
(Escrowed to Maturity) (d)	2,000	2,036
Chippewa Valley Schools:
4% 5/1/06	1,000	1,006
5% 5/1/08	1,260	1,317
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,602
Series A, 5% 4/1/07 (FSA Insured)	6,910	7,111
5% 4/1/08 (MBIA Insured)	14,545	15,199
5% 4/1/09 (MBIA Insured)	10,620	11,243
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26
(Pre-Refunded to 1/1/10 @ 101) (d)	2,000	2,202
Greater Detroit Resource Recovery Auth. Rev. Series A,
6.25% 12/13/07 (AMBAC Insured)	4,000	4,266
Hazel Park School District 5% 5/1/08	1,275	1,332
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	8,000	2,985
Troy School District 5% 5/1/11 (MBIA Insured) (a)	1,000	1,057
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA
Insured)	1,225	1,313
		58,669

Minnesota 0.4%
Hopkins Independent School District #270 Series B, 4%
2/1/06	2,575	2,585
Metropolitan Council Minneapolis-Saint Paul
Metropolitan Area Series 2005 A, 5% 9/1/06	2,340	2,384

Quarterly Report

124

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Minnesota – continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	$1,200	$1,254
5.25% 12/1/10	500	533
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5% 5/1/10	700	698
Waconia Independent School District #110 Series A, 5%
2/1/11 (FSA Insured)	940	1,011
		8,465

Mississippi – 0.1%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3%
9/1/08 (c)	1,190	1,234
Missouri – 0.6%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.):
Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,352
Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,990
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,047
5% 2/1/08 (FGIC Insured)	2,000	2,084
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14
(FGIC Insured)	1,050	1,177
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06
(FSA Insured)	1,635	1,663
		11,313

Montana 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (b)	2,900	3,025
Nebraska – 1.8%
Lancaster County School District #1 (Lincoln Pub. Schools
Proj.) 4% 1/15/06	1,000	1,003
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/06 (MBIA Insured)	24,465	24,287
0% 1/1/07 (MBIA Insured)	4,000	3,846
Omaha Pub. Pwr. District Elec. Rev. Series B, 4.5%
2/1/09	3,500	3,639
		32,775

125 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Nevada 1.8%
Clark County Arpt. Rev. Series C:
5% 7/1/06 (AMBAC Insured) (c)		$800	$812
5% 7/1/08 (AMBAC Insured) (c)		2,215	2,300
5% 7/1/09 (AMBAC Insured) (c)		2,700	2,823
5% 7/1/10 (AMBAC Insured) (c)		1,225	1,289
5% 7/1/11 (AMBAC Insured) (c)		1,790	1,889
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)		3,230	3,483
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to
6/15/10 @ 100) (d)		1,600	1,771
Series C, 5% 6/15/10 (MBIA Insured)		1,075	1,149
Series D, 5% 6/15/09 (MBIA Insured)		13,890	14,724
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)		2,410	2,581
			32,821

New Hampshire – 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United
Illumination Co.) Series A, 3.65%, tender 2/1/10
(AMBAC Insured) (b)(c)		2,500	2,481
New Jersey – 4.5%
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.:
5% 1/1/08 (AMBAC Insured)		920	954
5% 1/1/09 (AMBAC Insured)		1,000	1,053
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) .		1,225	1,314
Garden State Preservation Trust Open Space &
Farmland Preservation Series B, 6.25% 11/1/09
(MBIA Insured) (a)		4,000	4,413
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07		7,500	7,681
New Jersey Gen. Oblig. Series 2005 N, 5% 7/15/08
(FGIC Insured) (a)		6,175	6,451
New Jersey Tpk. Auth. Tpk. Rev. Series 2004 A, 3.15%,
tender 1/1/10 (AMBAC Insured) (b)		14,950	14,861
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5% 6/15/06		355	360
5% 6/15/06 (Escrowed to Maturity) (d)		5,945	6,032
Series A, 5.25% 12/15/08 (MBIA Insured)		15,000	15,945
Series B:
5.25% 12/15/10 (FGIC Insured)		4,550	4,947
5.25% 12/15/11 (FGIC Insured)		10,015	10,942

Quarterly Report	126

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08
(AMBAC Insured)	$1,000	$1,052
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6%
9/15/13 (Pre-Refunded to 9/15/09 @ 100) (d)	7,000	7,707
		83,712

New Jersey/Pennsylvania – 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev.
5% 7/1/09	5,170	5,447
New Mexico – 1.1%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New
Mexico San Juan and Four Corners Projs.) Series
2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,950
Sandoval County Incentive Payment Rev. 4.25%
12/1/06 (Escrowed to Maturity) (d)	13,750	13,953
		20,903

New York – 10.9%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,272
5% 1/1/12	1,175	1,259
Metropolitan Trans. Auth. Commuter Facilities Rev.
Series A, 5.375% 7/1/09 (Escrowed to Maturity) (d) .	3,635	3,925
Metropolitan Trans. Auth. Svc. Contract Rev. Series B, 5%
1/1/06	10,110	10,161
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	800	854
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,801
Series 2000 A, 6.5% 5/15/11	2,075	2,347
Series 2002 G, 5.5% 8/1/10	2,720	2,957
Series 2004 G, 5% 8/1/09	8,000	8,458
Series 2005 C, 5% 8/1/12	19,770	21,207
Series 2005 D, 5% 8/1/12	4,925	5,283
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,659
Series 2005 K:
5% 8/1/11	7,120	7,616
5% 8/1/12	4,360	4,677
Series 2005 O, 5% 6/1/12	7,500	8,034
Series A, 5.25% 11/1/14 (MBIA Insured)	600	655
Series B, 5.75% 8/1/14	1,000	1,110
Series E, 6% 8/1/11	60	62
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,083

127		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
New York – continued
New York City Gen. Oblig.: – continued
Series H, 5.75% 3/15/11 (FGIC Insured)		$1,700	$1,885
Subseries 2005 F1, 5% 9/1/15		3,560	3,828
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to
6/15/06 @ 101) (d)		7,320	7,535
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured) .		5,540	6,242
Series A, 5.75% 7/1/13		3,500	3,877
Series C, 7.5% 7/1/10		3,100	3,420
Series 2003 A:
5% 1/1/06		1,250	1,256
5% 1/1/07		10,855	11,117
5% 3/15/08		2,000	2,084
Series B, 5.25%, tender 5/15/12 (b)		13,000	14,053
New York State Urban Dev. Corp. Rev. 5% 1/1/12		5,000	5,373
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07		1,750	1,785
4.5% 2/1/08		1,500	1,548
5% 2/1/09		2,035	2,146
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09		3,800	4,005
Series A1:
5.25% 6/1/12		5,000	5,072
5.25% 6/1/13		17,500	18,342
Series B1, 5% 6/1/06		17,815	18,044
			202,032

New York & New Jersey – 0.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)		1,200	1,247
127th Series, 5% 12/15/08 (AMBAC Insured) (c)		3,510	3,682
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/13 (MBIA Insured) (c)		4,100	4,630
			9,559

North Carolina – 1.1%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.)
Series 2004 C, 4% 3/1/08		4,940	5,033
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)		1,500	1,623

Quarterly Report	128

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
– continued
Series A, 5.5% 1/1/10	$3,000	$3,180
Series B, 6% 1/1/06	6,170	6,207
Series C, 5% 1/1/08	1,190	1,225
Series D, 5.375% 1/1/10	3,715	3,920
		21,188

Ohio – 1.0%
Akron Ctfs. of Prtn.:
5% 12/1/06	1,375	1,407
5% 12/1/07	2,350	2,436
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series
1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,942
Franklin County Rev. (OCLC Online Computer Library
Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,999
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc.
Proj.) 5.5% 2/15/07	1,420	1,458
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 3.5%,
tender 1/1/06 (b)	1,000	999
Ohio Gen. Oblig. Series 2000 E, 5.5% 5/1/09	1,905	2,051
Ohio Univ. Gen. Receipts Athens:
5% 12/1/06 (FSA Insured)	3,600	3,682
5% 12/1/07 (FSA Insured)	1,285	1,337
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison
Co. Proj.) Series A, 3.35%, tender 6/1/06 (b)	1,800	1,796
		19,107

Oklahoma – 0.2%
Cherokee County Econ. Dev. Auth. Series A, 0%
11/1/11 (Escrowed to Maturity) (d)	1,000	789
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble,
Inc. Proj.) 5% 5/1/06	3,200	3,236
		4,025

Oregon – 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured) .	1,210	1,299
Eugene Elec. Util. Rev. Series A, 5.25% 8/1/06 (FSA
Insured)	1,280	1,304
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	1,000	1,056
5% 5/1/11 (FSA Insured)	1,000	1,071

129 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Oregon – continued
Oregon Gen. Oblig. 8.25% 1/1/07		$1,000	$1,062
Salem Gen. Oblig. 5% 5/1/10 (FSA Insured)		2,550	2,734
			8,526

Pennsylvania – 4.4%
Allegheny County Arpt. Rev. (Pittsburgh Int’l. Arpt. Proj.)
Series A1, 5.75% 1/1/12 (MBIA Insured) (c)		1,300	1,412
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of
Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/06		3,065	3,118
5.5% 6/15/07		2,000	2,077
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute
Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC
Bank NA, Pittsburgh (b)		4,500	4,469
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11
(MBIA Insured)		1,495	1,690
Hazleton Area School District 6.5% 3/1/06 (FSA
Insured)		1,155	1,172
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
(Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender
12/1/09 (AMBAC Insured) (b)(c)		10,000	9,977
Montgomery County Higher Ed. & Health Auth. Hosp.
Rev. (Abington Memorial Hosp. Proj.) Series A, 5%
6/1/06 (AMBAC Insured)		3,750	3,793
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities
Rev. (Shippingport Proj.) Series A, 4.35%, tender
6/1/10 (b)(c)		1,200	1,190
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A:
4% 8/15/06		1,405	1,413
5% 8/15/07		1,735	1,780
5% 8/15/08		2,000	2,076
(UPMC Health Sys. Proj.) Series 2001 A, 5.75%
1/15/09		1,750	1,866
Series B:
5% 9/1/06		4,510	4,593
5.25% 9/1/08		5,860	6,199
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10
(AMBAC Insured)		2,750	2,985
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)		7,410	7,755
Philadelphia Muni. Auth. Rev.:
Series A:
5% 5/15/07 (FSA Insured)		5,500	5,670

Quarterly Report	130

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia Muni. Auth. Rev.: – continued
Series A:
5% 5/15/08 (FSA Insured)	$5,000	$5,222
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,709
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured) (a)	1,465	1,602
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,323
Pittsburgh Gen. Oblig. Series A, 6% 3/1/07 (MBIA
Insured)	2,000	2,081
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series K, 0% 7/1/12 (Escrowed to Maturity) (d)	2,355	1,819
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06
(MBIA Insured)	1,865	1,907
		81,898

Puerto Rico 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender
7/1/07 (MBIA Insured) (b)	1,000	1,020
Rhode Island – 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson &
Wales Univ. Proj.):
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,248
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,774
		4,022

South Carolina – 1.7%
Berkeley County School District 7% 4/1/07	2,615	2,769
Charleston County Hosp. Facilities (Care Alliance Health
Services Proj.) Series A:
5% 8/15/06	1,000	1,013
5% 8/15/07	1,700	1,749
5% 8/15/08	1,690	1,750
Greenville County Pub. Facilities Corp. Certificate of
Prtn. (Courthouse and Detention Proj.) 5% 4/1/10
(AMBAC Insured)	1,450	1,556
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09
(MBIA Insured)	2,345	2,523
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,929
5% 1/1/09 (FSA Insured)	1,945	2,057
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A, 5% 1/1/07 (FSA Insured)	4,105	4,206
Series 2005 B, 5% 1/1/10 (MBIA Insured) (a)	3,000	3,214

131		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Pub. Svc. Auth. Rev.: – continued
Series A:
5.5% 1/1/11 (MBIA Insured)	$3,000	$3,269
5.5% 1/1/14 (FGIC Insured) (a)	1,335	1,504
Series D, 5% 1/1/06	2,750	2,764
Spartanburg County School District #5 Pub. Facilities
Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,061
		31,364

Tennessee – 0.9%
Elizabethton Health & Edl. Facilities Board Rev. (First
Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,249
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10
(MBIA Insured)	2,000	2,137
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,514
4.5% 9/1/08 (MBIA Insured)	1,620	1,675
4.5% 9/1/09 (MBIA Insured)	1,685	1,753
Metropolitan Govt. Nashville & Davidson County
Series A, 5.25% 10/15/09	3,795	4,076
Metropolitan Nashville Arpt. Auth. Rev. Series C, 5%
7/1/06 (FGIC Insured) (c)	1,675	1,699
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Health Care Proj.) 5.5% 4/1/09
(MBIA Insured)	1,200	1,278
		16,381

Texas 14.7%
Alief Independent School District Series 2004 B, 5%
2/15/10	1,500	1,598
Arlington Independent School District 5% 2/15/13	2,500	2,708
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (c)(d)	940	944
6.5% 11/15/05 (MBIA Insured) (c)	6,870	6,898
Austin Independent School District 5% 8/1/07 (a)	3,605	3,678
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,434
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,394
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,767
5% 6/15/10 (FSA Insured)	1,000	1,068
Birdville Independent School District 5% 2/15/10	1,300	1,385

Quarterly Report

132

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(c)	$6,255	$6,316
Brownsville Independent School District 5% 8/15/11	1,430	1,540
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA
Insured)	1,500	1,656
College Station Independent School District 5% 2/15/10	1,000	1,065
Conroe Independent School District Lot B, 0% 2/15/08 .	3,000	2,765
Corpus Christi Gen. Oblig.:
4% 3/1/06 (FSA Insured)	1,285	1,291
5% 3/1/07 (FSA Insured)	2,735	2,809
Corpus Christi Util. Sys. Rev.:
5% 7/15/12 (FSA Insured)	1,000	1,083
5% 7/15/13 (FSA Insured)	1,665	1,810
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,440
5% 2/15/08	2,000	2,083
Dallas Independent School District Series 2005, 5.25%
8/15/08	2,000	2,111
Del Valle Independent School District 5.5% 2/1/09	1,205	1,288
Denton County Gen. Oblig.:
5% 7/15/11 (FSA Insured)	3,065	3,297
5% 7/15/13 (FSA Insured)	1,200	1,302
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,009
5% 3/1/08 (AMBAC Insured)	2,770	2,887
Fort Bend Independent School District 5%, tender
8/15/09 (b)	5,000	5,276
Fort Worth Gen. Oblig. Series A, 5% 3/1/06	1,000	1,009
Fort Worth Independent School District 5% 2/15/12	1,500	1,617
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,337
4% 2/15/08 (FSA Insured)	1,145	1,166
5% 2/15/10 (FSA Insured)	1,710	1,821
4% 2/15/06 (FSA Insured)	2,975	2,987
4% 2/15/07 (FSA Insured)	3,115	3,156
Garland Independent School District 0% 2/15/07	1,610	1,541
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC
Insured)	4,400	4,148
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.) Series 2001 A, 5.5%
2/15/09	3,710	3,941

133		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
			Principal	Value
			Amount (000s)	(000s)
Texas continued
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)			$3,030	$3,290
5.25% 4/15/12 (FSA Insured)			2,000	2,184
Houston Gen. Oblig. 5.5% 3/1/06			2,580	2,607
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)			1,250	1,351
5.25% 11/15/11 (FSA Insured) (a)			4,430	4,845
Irving Independent School District 5.25% 2/15/13			2,145	2,357
Katy Independent School District Series A:
4% 2/15/06			1,335	1,341
5.25% 2/15/12			2,000	2,184
Killeen Independent School District 4% 2/15/08			1,200	1,222
Klein Independent School District Series A, 5% 8/1/12		.	2,250	2,432
La Porte Independent School District 4% 2/15/08			2,000	2,037
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)			1,300	1,305
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (d)			3,000	2,692
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (d)		.	5,000	5,443
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA
Insured)			2,465	2,643
5% 2/15/09 (MBIA Insured)			1,615	1,703
5% 2/15/10 (MBIA Insured)			1,845	1,965
Mesquite Independent School District Series A, 0%
8/15/06			1,115	1,087
New Braunfels Independent School District 0% 2/1/07		.	2,000	1,917
North East Texas Independent School District 7% 2/1/11
(Pre-Refunded to 2/1/10 @ 100) (d)			3,600	4,134
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Series C:
5% 1/1/09 (FSA Insured)			2,000	2,109
5%, tender 7/1/08 (FSA Insured) (b)			2,650	2,770
Northside Independent School District Series B, 2.45%,
tender 8/1/06 (Liquidity Facility Dexia Cr. Local de
France) (b)			7,100	7,073
Port Houston Auth. Harris County 6% 10/1/06 (FGIC
Insured) (c)			2,000	2,058
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ.
Proj.) 5% 3/15/12 (MBIA Insured)			2,625	2,827
Rockwall Independent School District:
5% 2/15/08			3,825	3,983
5% 2/15/09			4,690	4,945

Quarterly Report	134

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Texas continued
San Angelo Wtrks & Swr. Sys. Impt. and Rfdg. Rev. 5%
4/1/10 (FSA Insured)	$1,630	$1,742
San Antonio Elec. & Gas Systems Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to
2/1/10 @ 100) (d)	5,000	5,492
5.25% 2/1/07	2,500	2,572
5.25% 2/1/08	1,000	1,048
San Antonio Independent School District 7% 8/15/08	5,000	5,508
San Antonio Muni. Drainage Util. Sys. Rev. 5.25%
2/1/12 (MBIA Insured)	1,545	1,688
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,092
Socorro Independent School District 5% 8/15/09	2,070	2,196
Spring Branch Independent School District Series 2001,
5.375% 2/1/14	2,790	3,019
Spring Independent School District 5% 2/15/08	1,875	1,952
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (c)	3,000	3,123
Series 1992 A, 8% 10/1/07	10,000	10,946
Series A, 6% 10/1/08 (MBIA Insured)	10,750	11,624
Series C, 0% 4/1/08 (Escrowed to Maturity) (d)	3,100	2,863
Texas Pub. Fin. Auth. Bldg. Rev. (Dept. of Criminal Justice
Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,051
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement
Commission Projs.) Series A, 5% 2/1/10 (AMBAC
Insured)	1,055	1,125
Texas State Univ. Sys. Fing. Rev. 5% 3/15/13 (FSA
Insured)	2,000	2,168
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,494
5% 2/15/11 (AMBAC Insured)	1,250	1,342
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,516
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5%
2/1/06 (FSA Insured)	1,270	1,273
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.):
4.5% 7/1/06	1,220	1,228
5% 7/1/07	1,000	1,022
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,204
Series B:
5% 8/15/09	13,555	14,394
5.25% 8/15/11	5,025	5,484

135		Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value
		Amount (000s)	(000s)
Texas continued
Webb County Gen. Oblig.:
5% 2/15/06 (FGIC Insured)		$1,055	$1,063
5% 2/15/07 (FGIC Insured)		1,110	1,139
5% 2/15/08 (FGIC Insured)		1,170	1,218
Wichita Falls Independent School District 0% 2/1/10		2,325	1,987
			273,702

Utah 0.6%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)		3,800	3,008
0% 10/1/12 (AMBAC Insured)		3,800	2,873
0% 10/1/13 (AMBAC Insured)		3,760	2,715
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities
Master Lease Prog.) Series A, 5% 5/15/11		1,700	1,833
			10,429

Virginia – 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (b)(c)		1,000	1,008
Virginia Commonwealth Trans. Board Trans. Rev. (U.S.
Route 58 Corridor Dev. Prog.) Series B, 5.375%
5/15/12 (Pre-Refunded to 5/15/09 @ 101) (d)		1,800	1,954
			2,962

Washington 5.4%
Chelan County Pub. Util. District #1 Rev. Series B, 5%
7/1/11 (FGIC Insured)		1,190	1,283
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)		1,375	1,382
5% 1/1/07 (FSA Insured)		1,395	1,428
5.25% 1/1/08 (FSA Insured)		1,515	1,585
5.25% 1/1/09 (FSA Insured)		1,595	1,694
5% 1/1/11 (MBIA Insured)		1,680	1,805
5.25% 1/1/11 (FSA Insured)		1,935	2,102
King & Snohomish Counties School District #417
Northshore:
5.5% 12/1/14 (Pre-Refunded to 6/1/12 @ 100) (d) .		6,300	7,034
5.75% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (d)		2,500	2,828
King County Rural Library District 5% 12/1/06 (FSA
Insured)		1,045	1,069
King County School District #409, Tahoma 5% 6/1/11
(FSA Insured)		1,740	1,875

Quarterly Report	136

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Washington – continued
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	$3,000	$3,015
5% 1/1/07 (FSA Insured)	5,000	5,120
5.25% 1/1/08 (FSA Insured)	3,500	3,661
Pierce County Gen. Oblig. 5.75% 8/1/13
(Pre-Refunded to 8/1/10 @ 100) (d)	1,155	1,279
Pierce County School District #10 Tacoma Series A, 5%
12/1/12 (FSA Insured)	4,175	4,513
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC
Insured) (c)	3,640	4,005
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA
Insured)	1,690	1,740
Snohomish County Pub. Hosp. District #2 (Stevens Health
Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,573
4.5% 12/1/09 (FGIC Insured)	1,000	1,044
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,107
5% 6/1/10 (FSA Insured)	1,000	1,071
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA
Insured)	1,000	1,090
Washington Gen. Oblig. Series A:
4% 1/1/08 (MBIA Insured)	33,175	33,800
5% 7/1/11 (FGIC Insured)	1,000	1,077
5.5% 7/1/11	3,500	3,793
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
Series A, 5.75% 7/1/08	3,000	3,195
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Series C, 5% 7/1/06 (FSA Insured)	5,000	5,075
		100,243

West Virginia – 0.1%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA
Insured)	2,500	2,507
Wisconsin – 1.5%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10
(FGIC Insured)	3,370	2,771
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA
Insured) (a)	2,500	2,647
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%,
tender 12/1/06 (FSA Insured) (b)	15,000	15,119

137 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: -
continued
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	$1,000	$1,044
5% 8/15/10	1,870	1,955
Wisconsin Trans. Rev.:
Series A, 5.7% 7/1/14 (Pre-Refunded to 7/1/06
@ 100) (d)	2,230	2,276
5% 7/1/07	1,500	1,549
		27,361

TOTAL MUNICIPAL BONDS
(Cost $1,821,052)		1,816,862

Municipal Notes 0.3%

Michigan – 0.3%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp.
Proj.) Series 1988 A, 5.25%, VRDN (b)
(Cost $5,000)	5,000	5,000

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $1,826,052)		1,821,862

NET OTHER ASSETS – 1.8%		33,565

NET ASSETS 100%		$1,855,427

Security Type Abbreviation

VRDN — VARIABLE RATE DEMAND NOTE

Quarterly Report 138

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $9,166,000
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$8,955

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,826,052,000. Net unrealized depreciation aggregated $4,190,000, of which $8,729,000 related to appreciated investment securities and $12,919,000 related to depreciated investment securities.

139 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

140

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005